R

WEALTH BUILDING OPPORTUNITY

Ohio National Variable Account R

Annual Report

DECEMBER 31, 2008

Ohio National Variable Account R

Ohio National Financial Services

1909 100 Years 2009

Life changes. We'll be there.

W E A L T H B U I L D I N G O P P O R T U N I T Y Ohio National Variable Account R Annual Report D E C E M B E R 3 1 , 2008 Ohio National Variable Account R

THE OHIO NATIONAL LIFE ASSURANCE COMPANY
ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE VICE CHAIRMAN

We are pleased to provide you with your copy of the 2008 Ohio National Variable Account R Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account R for 2008 and the prior periods presented. We’re pleased to share these results with you.

We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-800-366-6654.

John J. Palmer, FSA
Vice Chairman

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account R. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account R.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity
These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the underlying funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and the change in unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity
The Statements of Changes in Contract Owners’ Equity include the increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates contract purchase payments, transfers to and from fixed dollar contract and other subaccounts, withdrawals, surrenders and death benefit payments, surrender charges, lapse charges, and cost of insurance and other administrative fees. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements
The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Ohio National Fund, Inc.:
Equity Subaccount 1,025,801 Shares (Cost $25,360,786)	$13,530,321	$13,530,321
Money Market Subaccount 1,256,175 Shares (Cost $12,561,748)	12,561,748	12,561,748
Bond Subaccount 321,359 Shares (Cost $3,498,299)	3,255,366	3,255,366
Omni Subaccount 453,410 Shares (Cost $7,028,172)	4,996,581	4,996,581
International Subaccount 958,142 Shares (Cost $11,499,074)	7,243,556	7,243,556
Capital Appreciation Subaccount 633,896 Shares (Cost $9,194,141)	7,828,612	7,828,612
Millennium Subaccount 529,029 Shares (Cost $11,162,384)	7,639,174	7,639,174
International Small-Mid Company Subaccount (b) 306,454 Shares (Cost $5,407,945)	4,072,770	4,072,770
Aggressive Growth Subaccount 431,626 Shares (Cost $3,398,180)	2,248,771	2,248,771
Small Cap Growth Subaccount 231,470 Shares (Cost $2,413,367)	1,518,441	1,518,441
Mid Cap Opportunity Subaccount 558,251 Shares (Cost $8,473,936)	6,118,434	6,118,434
S&P 500 Index Subaccount 1,585,709 Shares (Cost $20,347,422)	14,921,520	14,921,520
Strategic Value Subaccount (a) 148,042 Shares (Cost $1,495,380)	1,179,894	1,179,894
High Income Bond Subaccount 319,806 Shares (Cost $2,884,214)	2,312,199	2,312,199
Capital Growth Subaccount 100,477 Shares (Cost $1,937,949)	1,507,160	1,507,160
Nasdaq-100 Index Subaccount 177,245 Shares (Cost $710,610)	551,231	551,231
Bristol Subaccount 57,216 Shares (Cost $672,436)	470,887	470,887
Bryton Growth Subaccount 40,601 Shares (Cost $447,624)	327,245	327,245
U.S. Equity Subaccount 1,881 Shares (Cost $24,764)	14,882	14,882
Balanced Subaccount 15,052 Shares (Cost $197,441)	161,662	161,662

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Ohio National Fund Inc.: (continued)
Income Opportunity Subaccount 1,866 Shares (Cost $21,326)	$18,456	$18,456
Target VIP Subaccount 15,286 Shares (Cost $158,346)	104,095	104,095
Target Equity/Income Subaccount 49,580 Shares (Cost $518,350)	317,808	317,808

Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount 268,908 Shares (Cost $6,468,783)	4,248,753	4,248,753
Worldwide Growth Subaccount 107,206 Shares (Cost $3,599,855)	2,065,867	2,065,867
Balanced Subaccount 148,499 Shares (Cost $3,696,562)	3,400,627	3,400,627

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 30,035 Shares (Cost $579,181)	305,153	305,153
Small/Mid Cap Value Subaccount 9,282 Shares (Cost $95,240)	45,944	45,944
Discovery Subaccount 35,632 Shares (Cost $457,623)	398,725	398,725

Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount 264,074 Shares (Cost $3,092,364)	2,104,669	2,104,669
Structured U.S. Equity Subaccount 39,561 Shares (Cost $457,477)	316,096	316,096
Capital Growth Subaccount 46,510 Shares (Cost $482,013)	344,175	344,175

Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount 165,109 Shares (Cost $2,877,546)	1,355,542	1,355,542

Lazard Retirement Series Inc.:
Emerging Markets Equity Subaccount (a) 422,769 Shares (Cost $7,885,374)	4,899,888	4,899,888
U.S. Small Cap Equity Subaccount (a) 304,364 Shares (Cost $3,679,292)	1,929,670	1,929,670
U.S. Strategic Equity Subaccount 1,253 Shares (Cost $11,092)	8,155	8,155
International Equity Subaccount 38,567 Shares (Cost $517,975)	317,410	317,410

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 426,647 Shares (Cost $11,730,973)	$7,730,847	$7,730,847
VIP Contrafund Subaccount 587,014 Shares (Cost $15,193,098)	8,887,395	8,887,395
VIP Growth Subaccount 68,428 Shares (Cost $2,348,276)	1,595,058	1,595,058
VIP Equity-Income Subaccount 114,002 Shares (Cost $2,447,041)	1,482,022	1,482,022

Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount 82,361 Shares (Cost $1,668,967)	1,283,185	1,283,185
Worldwide Growth Subaccount 63,999 Shares (Cost $1,771,446)	1,222,390	1,222,390
Balanced Subaccount 148,518 Shares (Cost $3,775,699)	3,527,314	3,527,314
International Growth Subaccount 164,706 Shares (Cost $7,800,911)	4,284,005	4,284,005

J.P. Morgan Series Trust II:
Small Company Subaccount 33,366 Shares (Cost $504,673)	328,323	328,323
Mid Cap Value Subaccount 149,848 Shares (Cost $3,904,793)	2,835,133	2,835,133

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 25,898 Shares (Cost $365,402)	207,446	207,446
Investors Growth Stock Subaccount 22,638 Shares (Cost $216,519)	157,337	157,337
Mid Cap Growth Subaccount 83,880 Shares (Cost $511,485)	268,416	268,416
Total Return Subaccount 166,782 Shares (Cost $3,261,654)	2,541,765	2,541,765

The Prudential Series Fund Inc.:
Jennison Subaccount 6,575 Shares (Cost $123,164)	95,078	95,078
Jennison 20/20 Focus Subaccount 300,528 Shares (Cost $4,353,057)	2,722,779	2,722,779

UBS Series Trust — Class I:
U.S. Allocation Subaccount 1,107 Shares (Cost $14,033)	10,678	10,678

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 248,783 Shares (Cost $3,084,175)	$2,801,294	$2,801,294
Total Return Subaccount 469,162 Shares (Cost $4,847,822)	4,837,056	4,837,056
Global Bond Subaccount 173,517 Shares (Cost $2,204,208)	2,125,584	2,125,584

Calvert Variable Series Inc.:
Social Equity Subaccount 16,569 Shares (Cost $259,419)	214,575	214,575

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 10,372 Shares (Cost $388,668)	297,677	297,677

Royce Capital Fund:
Small-Cap Subaccount 632,027 Shares (Cost $5,624,233)	4,057,616	4,057,616
Micro-Cap Subaccount 355,064 Shares (Cost $3,936,626)	2,141,035	2,141,035

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount 30,292 Shares (Cost $300,102)	297,167	297,167
U.S. Real Estate Subaccount 114,820 Shares (Cost $1,969,218)	934,633	934,633
International Growth Equity Subaccount 19,328 Shares (Cost $204,605)	120,218	120,218
Capital Growth Subaccount 5,968 Shares (Cost $108,640)	60,101	60,101

Legg Mason Partners Variable Equity Trust — Class I:
Fundamental Value Subaccount 7,111 Shares (Cost $148,631)	95,426	95,426
Capital and Income Subaccount 1,707 Shares (Cost $18,707)	13,300	13,300
Investors Subaccount 4,594 Shares (Cost $71,234)	46,677	46,677

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)

Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount 234,572 Shares (Cost $3,705,884)	$2,660,047	$2,660,047
Franklin Flex Cap Growth Securities Subaccount 30,516 Shares (Cost $293,106)	250,843	250,843
Templeton Foreign Securities Subaccount 59,230 Shares (Cost $997,879)	637,314	637,314

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 5,417 Shares (Cost $88,560)	49,942	49,942

Totals	$175,461,163	$175,461,163

(a)	Name change was effective May 1, 2008:
Strategic Value subaccount formerly known as Blue Chip.
Emerging Markets Equity subaccount formerly known as Emerging Markets.
U.S. Small Cap Equity subaccount formerly known as Small Cap.
Capital Growth subaccount formerly known as Equity Growth.

(b)	Name change was effective September 1, 2008:
International Small-Mid Company subaccount formerly known as International Small Company.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2008

	Ohio National Fund, Inc.
								International
		Money				Capital		Small-Mid
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Company
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$198,928	$221,697	$0	$154,149	$0	$73,386	$0	$0
Risk and administrative expense (note 2)	(164,621)	(85,265)	(27,939)	(49,721)	(84,492)	(80,849)	(84,788)	(49,087)

Net investment activity	34,307	136,432	(27,939)	104,428	(84,492)	(7,463)	(84,788)	(49,087)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,833,862)	266	(31,805)	(151,509)	(420,758)	456,530	(226,085)	362,696
Unrealized gain (loss)	(16,273,405)	0	(449,596)	(2,377,735)	(6,232,383)	(5,752,331)	(5,835,802)	(4,964,848)

Net gain (loss) on investments	(18,107,267)	266	(481,401)	(2,529,244)	(6,653,141)	(5,295,801)	(6,061,887)	(4,602,152)

Net increase (decrease) in contract owners’ equity from operations	$(18,072,960)	$136,698	$(509,340)	$(2,424,816)	$(6,737,633)	$(5,303,264)	$(6,146,675)	$(4,651,239)

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P	Strategic	High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	500 Index	Value	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$0	$0	$0	$330,027	$68,256	$0	$0	$0
Risk and administrative expense (note 2)	(26,380)	(16,483)	(75,043)	(147,460)	(9,692)	(20,523)	(15,022)	(5,373)

Net investment activity	(26,380)	(16,483)	(75,043)	182,567	58,564	(20,523)	(15,022)	(5,373)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(95,547)	(102,210)	275,611	(127,195)	(20,340)	(44,970)	9,309	37,803
Unrealized gain (loss)	(1,776,883)	(1,374,205)	(7,094,551)	(9,409,277)	(532,104)	(801,530)	(918,462)	(469,469)

Net gain (loss) on investments	(1,872,430)	(1,476,415)	(6,818,940)	(9,536,472)	(552,444)	(846,500)	(909,153)	(431,666)

Net increase (decrease) in contract owners’ equity from operations	$(1,898,810)	$(1,492,898)	$(6,893,983)	$(9,353,905)	$(493,880)	$(867,023)	$(924,175)	$(437,039)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2008

	Ohio National Fund, Inc.
		Bryton	U.S.		Income		Target
	Bristol	Growth	Equity	Balanced	Opportunity	Target VIP	Equity/Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$5,749	$0	$222	$0	$0	$1,740	$8,411
Risk and administrative expense (note 2)	(4,609)	(2,784)	(132)	(1,212)	(130)	(884)	(3,623)

Net investment activity	1,140	(2,784)	90	(1,212)	(130)	856	4,788

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(848)	411	(1,493)	(1,694)	(71)	(7,228)	(44,706)
Unrealized gain (loss)	(317,265)	(215,398)	(11,270)	(50,872)	(4,226)	(55,123)	(250,161)

Net gain (loss) on investments	(318,113)	(214,987)	(12,763)	(52,566)	(4,297)	(62,351)	(294,867)

Net increase (decrease) in contract owners’ equity from operations	$(316,973)	$(217,771)	$(12,673)	$(53,778)	$(4,427)	$(61,495)	$(290,079)

	Janus Aspen Series —			Wells Fargo Advantage Variable
	Institutional Shares			Trust Funds
	Large Cap	Worldwide			Small/Mid
	Growth	Growth	Balanced	Opportunity	Cap Value	Discovery
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$45,011	$38,523	$102,307	$9,287	$0	$0
Risk and administrative expense (note 2)	(45,052)	(24,053)	(27,732)	(3,669)	(978)	(5,074)

Net investment activity	(41)	14,470	74,575	5,618	(978)	(5,074)

Reinvested capital gains	0	0	263,528	109,618	25,212	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(149,442)	(206,576)	54,749	(21,025)	(22,632)	49,233
Unrealized gain (loss)	(2,747,866)	(1,599,766)	(1,039,922)	(322,241)	(55,508)	(402,631)

Net gain (loss) on investments	(2,897,308)	(1,806,342)	(985,173)	(343,266)	(78,140)	(353,398)

Net increase (decrease) in contract owners’ equity from operations	$(2,897,349)	$(1,791,872)	$(647,070)	$(228,030)	$(53,906)	$(358,472)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2008

				Van Kampen
				Universal
	Goldman Sachs Variable			Institutional
	Insurance Trust — Institutional Shares			Funds — Class I	Lazard Retirement Series, Inc.
	Growth				Emerging		U.S.
	and	Structured	Capital	U.S. Real	Markets	U.S. Small	Strategic	International
	Income	U.S. Equity	Growth	Estate	Equity	Cap Equity	Equity	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$56,877	$7,025	$651	$69,729	$182,277	$0	$85	$5,406
Risk and administrative expense (note 2)	(19,051)	(2,653)	(3,555)	(15,456)	(56,974)	(17,802)	(48)	(3,223)

Net investment activity	37,826	4,372	(2,904)	54,273	125,303	(17,802)	37	2,183

Reinvested capital gains	282	3,941	0	764,750	536,273	0	0	1,621

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(95,200)	(17,642)	(12,767)	(236,241)	114,972	(485,275)	(1,563)	(49,901)
Unrealized gain (loss)	(1,045,641)	(179,574)	(242,910)	(1,465,024)	(5,718,849)	(697,728)	(2,214)	(165,193)

Net gain (loss) on investments	(1,140,841)	(197,216)	(255,677)	(1,701,265)	(5,603,877)	(1,183,003)	(3,777)	(215,094)

Net increase (decrease) in contract owners’ equity from operations	$(1,102,733)	$(188,903)	$(258,581)	$(882,242)	$(4,942,301)	$(1,200,805)	$(3,740)	$(211,290)

	Old Mutual
	Insurance	Fidelity Variable Insurance				Janus Aspen Series —
	Series Fund	Products Fund — Service Class 2				Service Shares
	Technology and	VIP	VIP	VIP	VIP	Large Cap	Worldwide
	Communications	Mid Cap	Contrafund	Growth	Equity-Income	Growth	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$0	$25,930	$98,684	$14,589	$44,562	$10,319	$19,126
Risk and administrative expense (note 2)	(362)	(70,633)	(77,183)	(14,569)	(11,647)	(10,402)	(11,856)

Net investment activity	(362)	(44,703)	21,501	20	32,915	(83)	7,270

Reinvested capital gains	0	1,800,697	330,521	0	1,740	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,931	(423,202)	(1,203,767)	9,414	(184,577)	31,602	(22,214)
Unrealized gain (loss)	(19,181)	(6,425,999)	(5,476,257)	(1,357,402)	(790,515)	(885,417)	(1,078,622)

Net gain (loss) on investments	(16,250)	(6,849,201)	(6,680,024)	(1,347,988)	(975,092)	(853,815)	(1,100,836)

Net increase (decrease) in contract owners’ equity from operations	$(16,612)	$(5,093,207)	$(6,328,002)	$(1,347,968)	$(940,437)	$(853,898)	$(1,093,566)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2008

	Janus Aspen Series —		J.P. Morgan Series
	Service Shares		Trust II		MFS Variable Insurance Trust — Service Class
		International	Small	Mid Cap	New	Investors	Mid Cap	Total
	Balanced	Growth	Company	Value	Discovery	Growth Stock	Growth	Return
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$95,542	$77,733	$844	$42,342	$0	$558	$0	$94,589
Risk and administrative expense (note 2)	(23,916)	(43,607)	(2,920)	(26,142)	(1,979)	(1,336)	(2,857)	(21,409)

Net investment activity	71,626	34,126	(2,076)	16,200	(1,979)	(778)	(2,857)	73,180

Reinvested capital gains	266,649	1,122,811	47,499	287,028	62,280	9,315	55,884	206,258

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	53,787	(302,074)	(45,999)	(248,785)	(33,655)	3,078	(30,075)	(112,101)
Unrealized gain (loss)	(1,090,201)	(5,408,313)	(166,565)	(1,636,164)	(163,873)	(106,872)	(295,806)	(996,555)

Net gain (loss) on investments	(1,036,414)	(5,710,387)	(212,564)	(1,884,949)	(197,528)	(103,794)	(325,881)	(1,108,656)

Net increase (decrease) in contract owners’ equity from operations	$(698,139)	$(4,553,450)	$(167,141)	$(1,581,721)	$(137,227)	$(95,257)	$(272,854)	$(829,218)

			UBS Series				Calvert
	The Prudential Series		Trust —	PIMCO Variable Insurance Trust —			Variable
	Fund, Inc.		Class I	Administrative Shares			Series, Inc.
		Jennison	U.S.	Real	Total	Global	Social
	Jennison	20/20 Focus	Allocation	Return	Return	Bond	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$81	$0	$417	$106,760	$196,945	$70,332	$0
Risk and administrative expense (note 2)	(797)	(23,246)	(115)	(20,799)	(31,052)	(14,471)	(2,097)

Net investment activity	(716)	(23,246)	302	85,961	165,893	55,861	(2,097)

Reinvested capital gains	0	238,323	0	4,490	91,379	0	2,186

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(2,586)	(425,412)	(97)	(17,162)	8,945	(33,556)	5,218
Unrealized gain (loss)	(52,849)	(1,516,315)	(6,519)	(323,297)	(94,378)	(116,910)	(126,392)

Net gain (loss) on investments	(55,435)	(1,941,727)	(6,616)	(340,459)	(85,433)	(150,466)	(121,174)

Net increase (decrease) in contract owners’ equity from operations	$(56,151)	$(1,726,650)	$(6,314)	$(250,008)	$171,839	$(94,605)	$(121,085)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2008

	Dreyfus
	Variable
	Investment
	Fund — Service
	Shares	Royce Capital Fund		Van Kampen Universal Institutional Funds — Class II
						International
				Core Plus	U.S. Real	Growth	Capital
	Appreciation	Small-Cap	Micro-Cap	Fixed Income	Estate	Equity	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008
Investment activity:
Reinvested dividends	$5,752	$31,894	$85,387	$5,594	$34,945	$7	$0
Risk and administrative expense (note 2)	(2,554)	(32,736)	(20,119)	(997)	(6,733)	(1,534)	(531)

Net investment activity	3,198	(842)	65,268	4,597	28,212	(1,527)	(531)

Reinvested capital gains	24,955	410,020	357,823	0	485,321	548	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(3,555)	(86,977)	(244,691)	(12,165)	(182,382)	(51,688)	(4,816)
Unrealized gain (loss)	(147,917)	(1,788,089)	(1,818,402)	(3,869)	(894,001)	(94,160)	(49,636)

Net gain (loss) on investments	(151,472)	(1,875,066)	(2,063,093)	(16,034)	(1,076,383)	(145,848)	(54,452)

Net increase (decrease) in contract owners’ equity from operations	$(123,319)	$(1,465,888)	$(1,640,002)	$(11,437)	$(562,850)	$(146,827)	$(54,983)

							Neuberger
							Berman
							Advisers
	Legg Mason Partners Variable			Franklin Templeton Variable			Management
	Equity Trust — Class I			Insurance Products Trust — Class 2			Trust — S Class
				Franklin	Franklin Flex	Templeton
	Fundamental	Capital and		Income	Cap Growth	Foreign	AMT
	Value	Income	Investors	Securities	Securities	Securities	Regency	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008
Investment activity:
Reinvested dividends	$2,225	$195	$821	$176,888	$87	$19,238	$720	$2,842,849
Risk and administrative expense (note 2)	(660)	(104)	(340)	(20,796)	(829)	(5,591)	(448)	(1,688,799)

Net investment activity	1,565	91	481	156,092	(742)	13,647	272	1,154,050

Reinvested capital gains	65	213	1,362	74,067	0	78,733	157	7,665,549

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(3,233)	(2,656)	(14,308)	(306,624)	(4,614)	(47,766)	(2,943)	(6,985,710)
Unrealized gain (loss)	(43,357)	(3,750)	(16,130)	(1,041,057)	(44,329)	(463,593)	(36,466)	(115,431,121)

Net gain (loss) on investments	(46,590)	(6,406)	(30,438)	(1,347,681)	(48,943)	(511,359)	(39,409)	(122,416,831)

Net increase (decrease) in contract owners’ equity from operations	$(44,960)	$(6,102)	$(28,595)	$(1,117,522)	$(49,685)	$(418,979)	$(38,980)	$(113,597,232)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$34,307	$(273,711)	$136,432	$360,818	$(27,939)	$(29,169)	$104,428	$80,865
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(1,833,862)	1,805,125	266	2,307	(31,805)	68,011	(151,509)	47,584
Unrealized gain (loss)	(16,273,405)	(3,864,960)	0	0	(449,596)	83,938	(2,377,735)	368,184

Net increase (decrease) in contract owners’ equity from operations	(18,072,960)	(2,333,546)	136,698	363,125	(509,340)	122,780	(2,424,816)	496,633

Equity transactions:
Contract purchase payments	2,843,616	3,476,453	2,069,637	5,006,821	398,971	466,947	619,467	681,269
Transfers to and from fixed dollar contract and other subaccounts	(2,711,114)	(5,095,177)	5,285,916	(2,650,244)	(573,241)	16,921	(429,887)	(260,872)
Withdrawals, surrenders and death benefit payments	(1,518,620)	(2,917,683)	(3,048,181)	(1,682,927)	(154,303)	(271,897)	(359,199)	(437,032)
Surrender charges (note 2)	(110,957)	(191,729)	(363,635)	(136,448)	(47,824)	(25,248)	(21,233)	(17,322)
Lapse charges (note 2)	(165,696)	(29,374)	(70,157)	(35,299)	(41,768)	(1,378)	(15,247)	(405)
Cost of insurance and other administrative fees (note 2)	(1,694,331)	(2,089,890)	(574,573)	(412,609)	(233,867)	(211,842)	(534,671)	(508,130)

Net equity transactions	(3,357,102)	(6,847,400)	3,299,007	89,294	(652,032)	(26,497)	(740,770)	(542,492)

Net change in contract owners’ equity	(21,430,062)	(9,180,946)	3,435,705	452,419	(1,161,372)	96,283	(3,165,586)	(45,859)
Contract owners’ equity:
Beginning of period	34,960,383	44,141,329	9,126,043	8,673,624	4,416,738	4,320,455	8,162,167	8,208,026

End of period	$13,530,321	$34,960,383	$12,561,748	$9,126,043	$3,255,366	$4,416,738	$4,996,581	$8,162,167

Change in units:
Beginning units	847,938	1,000,019	415,185	411,052	141,943	142,932	272,437	290,922

Units purchased	121,546	106,793	1,132,563	1,525,763	36,928	63,842	28,778	28,365
Units redeemed	(237,722)	(258,874)	(981,971)	(1,521,630)	(59,834)	(64,831)	(56,062)	(46,850)

Ending units	731,762	847,938	565,777	415,185	119,037	141,943	245,153	272,437

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	International		Capital Appreciation		Millennium		International Small-Mid Company
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(84,492)	$(114,329)	$(7,463)	$(44,020)	$(84,788)	$(106,365)	$(49,087)	$(65,977)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(420,758)	237,697	456,530	958,716	(226,085)	163,909	362,696	592,688
Unrealized gain (loss)	(6,232,383)	1,162,976	(5,752,331)	(384,083)	(5,835,802)	3,167,757	(4,964,848)	797,756

Net increase (decrease) in contract owners’ equity from operations	(6,737,633)	1,286,344	(5,303,264)	530,613	(6,146,675)	3,225,301	(4,651,239)	1,324,467

Equity transactions:
Contract purchase payments	1,054,111	1,212,797	1,010,603	1,136,582	1,051,429	1,146,911	643,261	602,278
Transfers to and from fixed dollar contract and other subaccounts	(649,729)	(413,982)	(831,865)	(718,575)	(757,456)	(961,703)	(717,021)	842,181
Withdrawals, surrenders and death benefit payments	(1,001,137)	(929,031)	(669,744)	(897,034)	(850,670)	(893,432)	(294,534)	(459,382)
Surrender charges (note 2)	(43,864)	(46,522)	(93,304)	(106,605)	(90,994)	(77,646)	(49,233)	(43,367)
Lapse charges (note 2)	(38,451)	(9,260)	(86,315)	(15,756)	(66,747)	(3,756)	(59,328)	(3,005)
Cost of insurance and other administrative fees (note 2)	(794,190)	(815,965)	(695,712)	(739,803)	(769,295)	(759,886)	(384,881)	(404,065)

Net equity transactions	(1,473,260)	(1,001,963)	(1,366,337)	(1,341,191)	(1,483,733)	(1,549,512)	(861,736)	534,640

Net change in contract owners’ equity	(8,210,893)	284,381	(6,669,601)	(810,578)	(7,630,408)	1,675,789	(5,512,975)	1,859,107
Contract owners’ equity:
Beginning of period	15,454,449	15,170,068	14,498,213	15,308,791	15,269,582	13,593,793	9,585,745	7,726,638

End of period	$7,243,556	$15,454,449	$7,828,612	$14,498,213	$7,639,174	$15,269,582	$4,072,770	$9,585,745

Change in units:
Beginning units	602,612	642,549	401,840	437,234	418,645	466,193	240,033	225,594

Units purchased	69,384	72,925	48,574	62,483	50,157	47,738	42,919	64,438
Units redeemed	(144,249)	(112,862)	(91,990)	(97,877)	(101,559)	(95,286)	(71,954)	(49,999)

Ending units	527,747	602,612	358,424	401,840	367,243	418,645	210,998	240,033

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(26,380)	$(28,947)	$(16,483)	$(24,303)	$(75,043)	$(103,407)	$182,567	$166,183
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(95,547)	25,254	(102,210)	77,075	275,611	776,105	(127,195)	568,494
Unrealized gain (loss)	(1,776,883)	1,004,216	(1,374,205)	385,127	(7,094,551)	1,522,103	(9,409,277)	391,408

Net increase (decrease) in contract owners’ equity from operations	(1,898,810)	1,000,523	(1,492,898)	437,899	(6,893,983)	2,194,801	(9,353,905)	1,126,085

Equity transactions:
Contract purchase payments	367,120	379,414	229,287	279,570	901,131	986,590	2,481,900	2,620,268
Transfers to and from fixed dollar contract and other subaccounts	(214,334)	50,194	(125,562)	(189,258)	(482,667)	(747,022)	(1,348,933)	(1,056,292)
Withdrawals, surrenders and death benefit payments	(245,048)	(185,306)	(188,415)	(219,275)	(841,312)	(838,492)	(959,000)	(765,515)
Surrender charges (note 2)	(15,806)	(15,628)	(32,616)	(37,484)	(74,587)	(112,150)	(213,640)	(129,359)
Lapse charges (note 2)	(21,028)	(775)	(23,036)	(2,132)	(95,889)	(7,680)	(288,067)	(16,684)
Cost of insurance and other administrative fees (note 2)	(242,516)	(224,181)	(143,757)	(161,518)	(599,133)	(643,040)	(1,351,415)	(1,384,446)

Net equity transactions	(371,612)	3,718	(284,099)	(330,097)	(1,192,457)	(1,361,794)	(1,679,155)	(732,028)

Net change in contract owners’ equity	(2,270,422)	1,004,241	(1,776,997)	107,802	(8,086,440)	833,007	(11,033,060)	394,057
Contract owners’ equity:
Beginning of period	4,519,193	3,514,952	3,295,438	3,187,636	14,204,874	13,371,867	25,954,580	25,560,523

End of period	$2,248,771	$4,519,193	$1,518,441	$3,295,438	$6,118,434	$14,204,874	$14,921,520	$25,954,580

Change in units:
Beginning units	381,261	381,297	187,009	205,795	463,540	510,454	1,211,367	1,243,985

Units purchased	52,817	56,134	24,774	22,660	58,346	60,076	172,357	178,629
Units redeemed	(94,706)	(56,170)	(45,822)	(41,446)	(108,906)	(106,990)	(264,617)	(211,247)

Ending units	339,372	381,261	165,961	187,009	412,980	463,540	1,119,107	1,211,367

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Strategic Value		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$58,564	$9,254	$(20,523)	$(23,029)	$(15,022)	$(18,917)	$(5,373)	$(7,594)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(20,340)	36,420	(44,970)	152,677	9,309	85,027	37,803	42,313
Unrealized gain (loss)	(532,104)	(225,436)	(801,530)	(46,895)	(918,462)	195,739	(469,469)	140,488

Net increase (decrease) in contract owners’ equity from operations	(493,880)	(179,762)	(867,023)	82,753	(924,175)	261,849	(437,039)	175,207

Equity transactions:
Contract purchase payments	217,357	236,660	383,409	438,307	219,412	260,165	125,452	138,274
Transfers to and from fixed dollar contract and other subaccounts	(105,807)	35,295	(427,662)	672,834	(219,839)	(31,251)	(248,252)	20,208
Withdrawals, surrenders and death benefit payments	(53,087)	(34,266)	(91,141)	(136,906)	(86,400)	(157,062)	(16,593)	(13,319)
Surrender charges (note 2)	(6,722)	(4,850)	(39,314)	(12,994)	(17,372)	(45,920)	(8,423)	(6,197)
Lapse charges (note 2)	(14,920)	(4,384)	(32,307)	(5,670)	(22,549)	(11,397)	(50,200)	(3,874)
Cost of insurance and other administrative fees (note 2)	(90,456)	(92,927)	(149,847)	(151,025)	(121,584)	(123,661)	(42,156)	(50,996)

Net equity transactions	(53,635)	135,528	(356,862)	804,546	(248,332)	(109,126)	(240,172)	84,096

Net change in contract owners’ equity	(547,515)	(44,234)	(1,223,885)	887,299	(1,172,507)	152,723	(677,211)	259,303
Contract owners’ equity:
Beginning of period	1,727,409	1,771,643	3,536,084	2,648,785	2,679,667	2,526,944	1,228,442	969,139

End of period	$1,179,894	$1,727,409	$2,312,199	$3,536,084	$1,507,160	$2,679,667	$551,231	$1,228,442

Change in units:
Beginning units	147,030	136,592	227,025	174,743	237,918	247,690	202,653	188,169

Units purchased	24,684	28,155	47,748	193,802	40,877	44,554	42,274	59,654
Units redeemed	(30,661)	(17,717)	(74,524)	(141,520)	(66,941)	(54,326)	(87,020)	(45,170)

Ending units	141,053	147,030	200,249	227,025	211,854	237,918	157,907	202,653

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		U.S. Equity		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,140	$(710)	$(2,784)	$(3,191)	$90	$(13)	$(1,212)	$(907)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(848)	15,703	411	16,555	(1,493)	133	(1,694)	1,385
Unrealized gain (loss)	(317,265)	28,547	(215,398)	25,954	(11,270)	1,250	(50,872)	14,023

Net increase (decrease) in contract owners’ equity from operations	(316,973)	43,540	(217,771)	39,318	(12,673)	1,370	(53,778)	14,501

Equity transactions:
Contract purchase payments	103,918	109,353	66,488	52,218	4,881	2,702	26,813	22,077
Transfers to and from fixed dollar contract and other subaccounts	(52,118)	110,217	8,448	19,724	784	16,996	22,569	113,223
Withdrawals, surrenders and death benefit payments	(21,869)	(15,513)	(4,684)	(7,067)	(2)	0	(8,165)	(18,153)
Surrender charges (note 2)	(3,344)	(994)	(1,317)	(2,649)	0	0	(324)	(341)
Lapse charges (note 2)	(7,702)	(1,681)	(1,930)	(2,705)	(380)	0	0	0
Cost of insurance and other administrative fees (note 2)	(39,400)	(36,993)	(23,135)	(21,628)	(1,808)	(832)	(11,314)	(7,191)

Net equity transactions	(20,515)	164,389	43,870	37,893	3,475	18,866	29,579	109,615

Net change in contract owners’ equity	(337,488)	207,929	(173,901)	77,211	(9,198)	20,236	(24,199)	124,116
Contract owners’ equity:
Beginning of period	808,375	600,446	501,146	423,935	24,080	3,844	185,861	61,745

End of period	$470,887	$808,375	$327,245	$501,146	$14,882	$24,080	$161,662	$185,861

Change in units:
Beginning units	52,796	41,940	38,956	35,943	2,228	400	16,409	6,076

Units purchased	11,130	19,136	14,857	10,243	961	2,088	6,919	12,724
Units redeemed	(11,809)	(8,280)	(11,425)	(7,230)	(522)	(260)	(3,646)	(2,391)

Ending units	52,117	52,796	42,388	38,956	2,667	2,228	19,682	16,409

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
					Target
	Income Opportunity		Target VIP		Equity/Income
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(130)	$(103)	$856	$714	$4,788	$4,057
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(71)	237	(7,228)	368	(44,706)	18,772
Unrealized gain (loss)	(4,226)	1,019	(55,123)	854	(250,161)	25,839

Net increase (decrease) in contract owners’ equity from operations	(4,427)	1,153	(61,495)	1,936	(290,079)	48,668

Equity transactions:
Contract purchase payments	4,705	3,751	20,571	7,049	72,926	37,928
Transfers to and from fixed dollar contract and other subaccounts	1,232	10,604	15,172	139,048	(2,462)	187,698
Withdrawals, surrenders and death benefit payments	0	(1,906)	(2,292)	(1,423)	(30,342)	(31,150)
Surrender charges (note 2)	0	(317)	(5)	(196)	(14,011)	0
Lapse charges (note 2)	0	0	(3,258)	0	(11,473)	0
Cost of insurance and other administrative fees (note 2)	(1,774)	(1,183)	(8,733)	(3,178)	(42,693)	(34,460)

Net equity transactions	4,163	10,949	21,455	141,300	(28,055)	160,016

Net change in contract owners’ equity	(264)	12,102	(40,040)	143,236	(318,134)	208,684
Contract owners’ equity:
Beginning of period	18,720	6,618	144,135	899	635,942	427,258

End of period	$18,456	$18,720	$104,095	$144,135	$317,808	$635,942

Change in units:
Beginning units	1,729	657	12,623	86	55,535	40,890

Units purchased	632	1,520	7,822	13,644	17,662	29,796
Units redeemed	(193)	(448)	(4,235)	(1,107)	(22,289)	(15,151)

Ending units	2,168	1,729	16,210	12,623	50,908	55,535

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Janus Aspen Series — Institutional Shares
	Large Cap Growth		Worldwide Growth		Balanced
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(41)	$(2,155)	$14,470	$170	$74,575	$71,896
Reinvested capital gains	0	0	0	0	263,528	0
Realized gain (loss)	(149,442)	50,793	(206,576)	18,368	54,749	103,711
Unrealized gain (loss)	(2,747,866)	923,777	(1,599,766)	347,046	(1,039,922)	194,355

Net increase (decrease) in contract owners’ equity from operations	(2,897,349)	972,415	(1,791,872)	365,584	(647,070)	369,962

Equity transactions:
Contract purchase payments	659,360	774,138	351,679	401,158	269,475	292,884
Transfers to and from fixed dollar contract and other subaccounts	(239,658)	(563,705)	(277,560)	(292,256)	(3,333)	(235,199)
Withdrawals, surrenders and death benefit payments	(212,272)	(291,115)	(157,290)	(165,200)	(71,109)	(159,189)
Surrender charges (note 2)	(34,688)	(69,628)	(23,626)	(28,136)	(9,950)	(19,264)
Lapse charges (note 2)	(47,270)	(7,916)	(45,203)	(2,123)	(8,874)	(71)
Cost of insurance and other administrative fees (note 2)	(344,649)	(349,725)	(182,337)	(203,101)	(188,302)	(168,254)

Net equity transactions	(219,177)	(507,951)	(334,337)	(289,658)	(12,093)	(289,093)

Net change in contract owners’ equity	(3,116,526)	464,464	(2,126,209)	75,926	(659,163)	80,869
Contract owners’ equity:
Beginning of period	7,365,279	6,900,815	4,192,076	4,116,150	4,059,790	3,978,921

End of period	$4,248,753	$7,365,279	$2,065,867	$4,192,076	$3,400,627	$4,059,790

Change in units:
Beginning units	699,603	748,764	340,404	363,675	274,106	294,728

Units purchased	93,627	91,643	43,118	48,555	47,711	28,052
Units redeemed	(118,696)	(140,804)	(78,101)	(71,826)	(46,954)	(48,674)

Ending units	674,534	699,603	305,421	340,404	274,863	274,106

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Wells Fargo Advantage Variable Trust Funds
	Opportunity		Small/Mid Cap Value		Discovery
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$5,618	$(2,638)	$(978)	$(2,058)	$(5,074)	$(9,651)
Reinvested capital gains	109,618	106,426	25,212	39,873	0	0
Realized gain (loss)	(21,025)	241,075	(22,632)	51,699	49,233	455,243
Unrealized gain (loss)	(322,241)	(243,171)	(55,508)	(84,270)	(402,631)	(150,887)

Net increase (decrease) in contract owners’ equity from operations	(228,030)	101,692	(53,906)	5,244	(358,472)	294,705

Equity transactions:
Contract purchase payments	0	40,877	0	12,908	0	63,478
Transfers to and from fixed dollar contract and other subaccounts	(32,610)	(1,099,610)	(76,816)	(197,949)	(90,041)	(1,354,416)
Withdrawals, surrenders and death benefit payments	(34,163)	(34,045)	(13,548)	(29,484)	(41,807)	(153,460)
Surrender charges (note 2)	(9,612)	(5,681)	(307)	(2,402)	(16,008)	(30,760)
Lapse charges (note 2)	(4,797)	(150)	(1,316)	0	(6,589)	(3,247)
Cost of insurance and other administrative fees (note 2)	(25,351)	(43,267)	(4,163)	(9,176)	(38,195)	(63,302)

Net equity transactions	(106,533)	(1,141,876)	(96,150)	(226,103)	(192,640)	(1,541,707)

Net change in contract owners’ equity	(334,563)	(1,040,184)	(150,056)	(220,859)	(551,112)	(1,247,002)
Contract owners’ equity:
Beginning of period	639,716	1,679,900	196,000	416,859	949,837	2,196,839

End of period	$305,153	$639,716	$45,944	$196,000	$398,725	$949,837

Change in units:
Beginning units	38,728	107,630	10,837	22,711	86,209	242,075

Units purchased	3	2,737	2	743	285	7,412
Units redeemed	(7,659)	(71,639)	(6,224)	(12,617)	(20,967)	(163,278)

Ending units	31,072	38,728	4,615	10,837	65,527	86,209

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Goldman Sachs Variable Insurance Trust — Institutional Shares
	Growth and Income		Structured U.S. Equity		Capital Growth
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$37,826	$36,993	$4,372	$2,036	$(2,904)	$(2,772)
Reinvested capital gains	282	313,935	3,941	39,412	0	0
Realized gain (loss)	(95,200)	98,832	(17,642)	33,790	(12,767)	15,396
Unrealized gain (loss)	(1,045,641)	(427,240)	(179,574)	(85,041)	(242,910)	38,613

Net increase (decrease) in contract owners’ equity from operations	(1,102,733)	22,520	(188,903)	(9,803)	(258,581)	51,237

Equity transactions:
Contract purchase payments	384,646	441,686	74,560	77,220	73,446	87,534
Transfers to and from fixed dollar contract and other subaccounts	(68,381)	424,291	(27,344)	(105,302)	(11,989)	10,585
Withdrawals, surrenders and death benefit payments	(181,818)	(168,177)	(15,245)	(9,651)	(15,177)	(5,782)
Surrender charges (note 2)	(55,340)	(35,050)	(4,793)	(4,026)	(6,277)	(1,336)
Lapse charges (note 2)	(29,014)	(15,745)	(4,051)	(1,754)	(19,798)	(12,844)
Cost of insurance and other administrative fees (note 2)	(143,607)	(151,886)	(23,300)	(26,533)	(35,041)	(33,566)

Net equity transactions	(93,514)	495,119	(173)	(70,046)	(14,836)	44,591

Net change in contract owners’ equity	(1,196,247)	517,639	(189,076)	(79,849)	(273,417)	95,828
Contract owners’ equity:
Beginning of period	3,300,916	2,783,277	505,172	585,021	617,592	521,764

End of period	$2,104,669	$3,300,916	$316,096	$505,172	$344,175	$617,592

Change in units:
Beginning units	249,808	212,181	44,836	50,696	59,242	54,708

Units purchased	58,865	97,627	14,145	9,826	15,861	15,991
Units redeemed	(63,588)	(60,000)	(14,114)	(15,686)	(17,993)	(11,457)

Ending units	245,085	249,808	44,867	44,836	57,110	59,242

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Van Kampen Universal
	Institutional Funds —
	Class I		Lazard Retirement Series, Inc.
	U.S. Real Estate		Emerging Markets Equity		U.S. Small Cap Equity
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$54,273	$13,534	$125,303	$48,856	$(17,802)	$(26,389)
Reinvested capital gains	764,750	298,958	536,273	1,455,473	0	1,544,813
Realized gain (loss)	(236,241)	197,098	114,972	520,090	(485,275)	55,466
Unrealized gain (loss)	(1,465,024)	(1,093,883)	(5,718,849)	351,814	(697,728)	(1,861,782)

Net increase (decrease) in contract owners’ equity from operations	(882,242)	(584,293)	(4,942,301)	2,376,233	(1,200,805)	(287,892)

Equity transactions:
Contract purchase payments	185,920	265,248	796,282	658,289	374,796	481,982
Transfers to and from fixed dollar contract and other subaccounts	(123,280)	(185,214)	(663,576)	1,635,090	(328,014)	(732,249)
Withdrawals, surrenders and death benefit payments	(69,843)	(212,009)	(251,646)	(355,212)	(159,798)	(118,298)
Surrender charges (note 2)	(19,025)	(17,999)	(60,729)	(53,474)	(47,949)	(32,691)
Lapse charges (note 2)	(11,855)	(649)	(133,985)	(8,291)	(94,653)	(8,680)
Cost of insurance and other administrative fees (note 2)	(122,094)	(155,745)	(402,229)	(346,207)	(165,087)	(198,059)

Net equity transactions	(160,177)	(306,368)	(715,883)	1,530,195	(420,705)	(607,995)

Net change in contract owners’ equity	(1,042,419)	(890,661)	(5,658,184)	3,906,428	(1,621,510)	(895,887)
Contract owners’ equity:
Beginning of period	2,397,961	3,288,622	10,558,072	6,651,644	3,551,180	4,447,067

End of period	$1,355,542	$2,397,961	$4,899,888	$10,558,072	$1,929,670	$3,551,180

Change in units:
Beginning units	70,823	79,945	273,348	227,847	171,272	197,550

Units purchased	17,770	31,047	63,126	107,091	29,880	28,965
Units redeemed	(23,643)	(40,169)	(87,216)	(61,590)	(53,547)	(55,243)

Ending units	64,950	70,823	249,258	273,348	147,605	171,272

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

					Old Mutual Insurance
	Lazard Retirement Series, Inc.				Series Fund
					Technology and
	U.S. Strategic Equity		International Equity		Communications
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$37	$(2)	$2,183	$9,126	$(362)	$(810)
Reinvested capital gains	0	819	1,621	84,910	0	0
Realized gain (loss)	(1,563)	960	(49,901)	14,998	2,931	18,901
Unrealized gain (loss)	(2,214)	(1,674)	(165,193)	(58,961)	(19,181)	8,174

Net increase (decrease) in contract owners’ equity from operations	(3,740)	103	(211,290)	50,073	(16,612)	26,265

Equity transactions:
Contract purchase payments	1,270	2,979	57,045	95,056	0	9,507
Transfers to and from fixed dollar contract and other subaccounts	9,173	(8,081)	(22,396)	26,303	(44,827)	(167,022)
Withdrawals, surrenders and death benefit payments	(2,268)	0	(14,010)	(12,146)	(1,783)	(5,702)
Surrender charges (note 2)	0	0	(1,363)	(703)	(1,062)	(1,663)
Lapse charges (note 2)	0	0	(660)	0	(810)	0
Cost of insurance and other administrative fees (note 2)	(809)	(409)	(21,833)	(19,696)	(2,554)	(6,370)

Net equity transactions	7,366	(5,511)	(3,217)	88,814	(51,036)	(171,250)

Net change in contract owners’ equity	3,626	(5,408)	(214,507)	138,887	(67,648)	(144,985)
Contract owners’ equity:
Beginning of period	4,529	9,937	531,917	393,030	67,648	212,633

End of period	$8,155	$4,529	$317,410	$531,917	$0	$67,648

Change in units:
Beginning units	412	888	45,305	36,809	25,225	104,927

Units purchased	1,161	512	11,557	27,217	0	4,746
Units redeemed	(419)	(988)	(13,615)	(18,721)	(25,225)	(84,448)

Ending units	1,154	412	43,247	45,305	0	25,225

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Fidelity Variable Insurance Products Fund — Service Class 2
	VIP Mid Cap		VIP Contrafund		VIP Growth		VIP Equity-Income
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(44,703)	$(21,778)	$21,501	$19,792	$20	$(6,167)	$32,915	$21,278
Reinvested capital gains	1,800,697	1,057,303	330,521	3,379,522	0	1,693	1,740	187,287
Realized gain (loss)	(423,202)	588,935	(1,203,767)	553,059	9,414	89,110	(184,577)	46,944
Unrealized gain (loss)	(6,425,999)	16,090	(5,476,257)	(2,104,586)	(1,357,402)	382,524	(790,515)	(243,250)

Net increase (decrease) in contract owners’ equity from operations	(5,093,207)	1,640,550	(6,328,002)	1,847,787	(1,347,968)	467,160	(940,437)	12,259

Equity transactions:
Contract purchase payments	1,300,625	1,389,195	1,604,917	1,492,375	430,248	368,139	300,310	324,045
Transfers to and from fixed dollar contract and other subaccounts	(602,467)	105,902	776,052	1,531,916	9,720	306,677	98,785	(1,162)
Withdrawals, surrenders and death benefit payments	(286,942)	(287,900)	(429,036)	(245,299)	(19,471)	(40,547)	(35,659)	(77,242)
Surrender charges (note 2)	(102,251)	(55,976)	(126,038)	(51,024)	(9,607)	(20,578)	(10,233)	(19,177)
Lapse charges (note 2)	(137,325)	(18,319)	(98,838)	(19,656)	(30,896)	(3,339)	(23,676)	(6,605)
Cost of insurance and other administrative fees (note 2)	(576,272)	(559,845)	(564,948)	(486,014)	(140,587)	(118,064)	(88,321)	(98,427)

Net equity transactions	(404,632)	573,057	1,162,109	2,222,298	239,407	492,288	241,206	121,432

Net change in contract owners’ equity	(5,497,839)	2,213,607	(5,165,893)	4,070,085	(1,108,561)	959,448	(699,231)	133,691
Contract owners’ equity:
Beginning of period	13,228,686	11,015,079	14,053,288	9,983,203	2,703,619	1,744,171	2,181,253	2,047,562

End of period	$7,730,847	$13,228,686	$8,887,395	$14,053,288	$1,595,058	$2,703,619	$1,482,022	$2,181,253

Change in units:
Beginning units	578,587	551,507	851,747	704,448	279,629	226,778	141,165	133,194

Units purchased	158,247	229,567	373,399	450,645	96,811	112,610	75,607	71,560
Units redeemed	(172,746)	(202,487)	(278,167)	(303,346)	(60,993)	(59,759)	(47,795)	(63,589)

Ending units	564,088	578,587	946,979	851,747	315,447	279,629	168,977	141,165

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Janus Aspen Series — Service Shares
	Large Cap Growth		Worldwide Growth		Balanced		International Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(83)	$186	$7,270	$(512)	$71,626	$68,333	$34,126	$(10,483)
Reinvested capital gains	0	0	0	0	266,649	0	1,122,811	0
Realized gain (loss)	31,602	59,553	(22,214)	88,896	53,787	170,702	(302,074)	370,228
Unrealized gain (loss)	(885,417)	227,237	(1,078,622)	129,716	(1,090,201)	143,976	(5,408,313)	953,161

Net increase (decrease) in contract owners’ equity from operations	(853,898)	286,976	(1,093,566)	218,100	(698,139)	383,011	(4,553,450)	1,312,906

Equity transactions:
Contract purchase payments	206,617	234,692	233,968	277,868	535,581	507,668	925,025	616,092
Transfers to and from fixed dollar contract and other subaccounts	(104,694)	(119,820)	(257,257)	(171,975)	(55,797)	(412,984)	902,356	2,574,698
Withdrawals, surrenders and death benefit payments	(65,392)	(99,513)	(73,293)	(62,474)	(79,497)	(134,223)	(143,339)	(272,321)
Surrender charges (note 2)	(40,826)	(45,010)	(40,527)	(16,847)	(55,212)	(43,636)	(55,612)	(13,931)
Lapse charges (note 2)	(36,569)	(983)	(90,399)	(1,616)	(57,642)	(9,640)	(64,686)	(7,962)
Cost of insurance and other administrative fees (note 2)	(78,977)	(81,507)	(97,544)	(109,332)	(213,473)	(193,555)	(331,861)	(241,899)

Net equity transactions	(119,841)	(112,141)	(325,052)	(84,376)	73,960	(286,370)	1,231,883	2,654,677

Net change in contract owners’ equity	(973,739)	174,835	(1,418,618)	133,724	(624,179)	96,641	(3,321,567)	3,967,583
Contract owners’ equity:
Beginning of period	2,256,924	2,082,089	2,641,008	2,507,284	4,151,493	4,054,852	7,605,572	3,637,989

End of period	$1,283,185	$2,256,924	$1,222,390	$2,641,008	$3,527,314	$4,151,493	$4,284,005	$7,605,572

Change in units:
Beginning units	267,756	281,443	300,733	309,902	306,018	327,176	209,287	127,199

Units purchased	42,172	33,876	37,797	48,351	62,021	56,255	127,119	135,467
Units redeemed	(54,855)	(47,563)	(84,434)	(57,520)	(55,954)	(77,413)	(87,777)	(53,379)

Ending units	255,073	267,756	254,096	300,733	312,085	306,018	248,629	209,287

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	J.P. Morgan Series Trust II				MFS Variable Insurance Trust — Service Class
	Small Company		Mid Cap Value		New Discovery		Investors Growth Stock
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,076)	$(3,834)	$16,200	$8,470	$(1,979)	$(1,538)	$(778)	$(1,469)
Reinvested capital gains	47,499	26,532	287,028	198,072	62,280	16,178	9,315	0
Realized gain (loss)	(45,999)	11,178	(248,785)	150,445	(33,655)	9,421	3,078	13,944
Unrealized gain (loss)	(166,565)	(73,808)	(1,636,164)	(321,378)	(163,873)	(21,720)	(106,872)	13,571

Net increase (decrease) in contract owners’ equity from operations	(167,141)	(39,932)	(1,581,721)	35,609	(137,227)	2,341	(95,257)	26,046

Equity transactions:
Contract purchase payments	80,367	88,997	491,674	502,129	49,926	32,967	35,344	47,995
Transfers to and from fixed dollar contract and other subaccounts	(44,477)	(21,671)	(475,614)	683,861	57,856	119,859	32,646	4,754
Withdrawals, surrenders and death benefit payments	(17,937)	(19,788)	(54,781)	(159,234)	(12,067)	(28,975)	(26,466)	(23,808)
Surrender charges (note 2)	(17,479)	(2,642)	(30,439)	(18,698)	(4,213)	(10,410)	(16,925)	(10,158)
Lapse charges (note 2)	(12,627)	(1,768)	(43,999)	(6,039)	(2,524)	(211)	(11,361)	(13,652)
Cost of insurance and other administrative fees (note 2)	(25,076)	(29,294)	(189,808)	(184,738)	(16,858)	(12,359)	(13,313)	(15,179)

Net equity transactions	(37,229)	13,834	(302,967)	817,281	72,120	100,871	(75)	(10,048)

Net change in contract owners’ equity	(204,370)	(26,098)	(1,884,688)	852,890	(65,107)	103,212	(95,332)	15,998
Contract owners’ equity:
Beginning of period	532,693	558,791	4,719,821	3,866,931	272,553	169,341	252,669	236,671

End of period	$328,323	$532,693	$2,835,133	$4,719,821	$207,446	$272,553	$157,337	$252,669

Change in units:
Beginning units	32,756	32,170	217,622	181,304	21,037	13,265	20,555	21,217

Units purchased	10,206	11,083	65,478	91,851	19,031	13,884	7,256	5,826
Units redeemed	(13,055)	(10,497)	(85,912)	(55,533)	(13,395)	(6,112)	(7,347)	(6,488)

Ending units	29,907	32,756	197,188	217,622	26,673	21,037	20,464	20,555

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	MFS Variable Insurance Trust — Service Class				The Prudential Series Fund, Inc.
	Mid Cap Growth		Total Return		Jennison		Jennison 20/20 Focus
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,857)	$(3,204)	$73,180	$78,316	$(716)	$(763)	$(23,246)	$(14,608)
Reinvested capital gains	55,884	16,541	206,258	111,611	0	0	238,323	347,273
Realized gain (loss)	(30,075)	11,330	(112,101)	88,221	(2,586)	5,710	(425,412)	184,378
Unrealized gain (loss)	(295,806)	12,952	(996,555)	(128,212)	(52,849)	6,874	(1,516,315)	(274,235)

Net increase (decrease) in contract owners’ equity from operations	(272,854)	37,619	(829,218)	149,936	(56,151)	11,821	(1,726,650)	242,808

Equity transactions:
Contract purchase payments	78,180	72,681	355,190	478,193	17,589	16,682	530,027	486,679
Transfers to and from fixed dollar contract and other subaccounts	30,289	(30,771)	(599,603)	(473,744)	9,401	(19,550)	505,540	1,387,771
Withdrawals, surrenders and death benefit payments	(7,019)	(4,536)	(173,695)	(202,693)	(616)	(792)	(123,673)	(49,659)
Surrender charges (note 2)	(2,215)	(1,300)	(54,303)	(65,873)	(203)	(54)	(53,246)	(10,728)
Lapse charges (note 2)	(26,000)	(9,261)	(45,462)	(19,028)	(2,954)	0	(49,307)	(4,448)
Cost of insurance and other administrative fees (note 2)	(24,778)	(23,472)	(188,501)	(203,865)	(6,243)	(5,220)	(181,887)	(135,489)

Net equity transactions	48,457	3,341	(706,374)	(487,010)	16,974	(8,934)	627,454	1,674,126

Net change in contract owners’ equity	(224,397)	40,960	(1,535,592)	(337,074)	(39,177)	2,887	(1,099,196)	1,916,934
Contract owners’ equity:
Beginning of period	492,813	451,853	4,077,357	4,414,431	134,255	131,368	3,821,975	1,905,041

End of period	$268,416	$492,813	$2,541,765	$4,077,357	$95,078	$134,255	$2,722,779	$3,821,975

Change in units:
Beginning units	45,554	45,398	286,309	319,766	7,943	8,606	175,254	95,474

Units purchased	20,379	10,692	41,686	55,566	2,618	2,107	133,416	196,395
Units redeemed	(14,290)	(10,536)	(96,499)	(89,023)	(1,485)	(2,770)	(101,095)	(116,615)

Ending units	51,643	45,554	231,496	286,309	9,076	7,943	207,575	175,254

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	UBS Series Trust —
	Class I		PIMCO Variable Insurance Trust — Administrative Shares
	U.S. Allocation		Real Return		Total Return		Global Bond
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$302	$1,677	$85,961	$104,414	$165,893	$150,874	$55,861	$29,451
Reinvested capital gains	0	0	4,490	6,573	91,379	0	0	2,707
Realized gain (loss)	(97)	17,352	(17,162)	(52,118)	8,945	(4,556)	(33,556)	(6,110)
Unrealized gain (loss)	(6,519)	(15,497)	(323,297)	187,855	(94,378)	149,632	(116,910)	66,036

Net increase (decrease) in contract owners’ equity from operations	(6,314)	3,532	(250,008)	246,724	171,839	295,950	(94,605)	92,084

Equity transactions:
Contract purchase payments	0	2,909	312,924	291,653	494,885	496,081	235,985	180,574
Transfers to and from fixed dollar contract and other subaccounts	0	(86,652)	277,164	(499,768)	525,107	44,467	980,349	4,360
Withdrawals, surrenders and death benefit payments	(2)	0	(98,532)	(65,900)	(48,253)	(47,137)	(116,802)	(70,746)
Surrender charges (note 2)	0	0	(28,395)	(22,141)	(27,454)	(13,586)	(39,945)	(4,517)
Lapse charges (note 2)	(662)	0	(118,540)	(2,381)	(31,623)	(10,359)	(16,473)	(7,211)
Cost of insurance and other administrative fees (note 2)	(555)	(2,553)	(166,120)	(121,707)	(192,057)	(143,572)	(104,078)	(51,817)

Net equity transactions	(1,219)	(86,296)	178,501	(420,244)	720,605	325,894	939,036	50,643

Net change in contract owners’ equity	(7,533)	(82,764)	(71,507)	(173,520)	892,444	621,844	844,431	142,727
Contract owners’ equity:
Beginning of period	18,211	100,975	2,872,801	3,046,321	3,944,612	3,322,768	1,281,153	1,138,426

End of period	$10,678	$18,211	$2,801,294	$2,872,801	$4,837,056	$3,944,612	$2,125,584	$1,281,153

Change in units:
Beginning units	1,120	6,280	206,763	240,827	307,415	279,534	91,503	88,566

Units purchased	0	185	70,915	66,679	140,702	116,609	156,739	44,011
Units redeemed	(97)	(5,345)	(59,175)	(100,743)	(85,746)	(88,728)	(93,992)	(41,074)

Ending units	1,023	1,120	218,503	206,763	362,371	307,415	154,250	91,503

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

			Dreyfus Variable
	Calvert Variable		Investment Fund —
	Series, Inc.		Service Shares		Royce Capital Fund
	Social Equity		Appreciation		Small-Cap		Micro-Cap
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,097)	$(2,425)	$3,198	$1,525	$(842)	$(34,933)	$65,268	$31,085
Reinvested capital gains	2,186	16,665	24,955	0	410,020	246,857	357,823	314,808
Realized gain (loss)	5,218	12,933	(3,555)	17,122	(86,977)	161,958	(244,691)	178,680
Unrealized gain (loss)	(126,392)	2,153	(147,917)	4,495	(1,788,089)	(575,453)	(1,818,402)	(416,820)

Net increase (decrease) in contract owners’ equity from operations	(121,085)	29,326	(123,319)	23,142	(1,465,888)	(201,571)	(1,640,002)	107,753

Equity transactions:
Contract purchase payments	35,000	34,724	72,084	77,927	658,715	694,235	510,168	523,262
Transfers to and from fixed dollar contract and other subaccounts	(8,773)	(11,992)	(280)	28,413	(16,152)	311,948	(68,349)	111,594
Withdrawals, surrenders and death benefit payments	(7,935)	(16,868)	(1,880)	(22,163)	(103,454)	(196,311)	(105,241)	(184,865)
Surrender charges (note 2)	(2,427)	(3,712)	(2,797)	(6,440)	(23,501)	(28,201)	(38,881)	(16,961)
Lapse charges (note 2)	(384)	(405)	(2,598)	(11,790)	(100,891)	(17,242)	(50,694)	(4,768)
Cost of insurance and other administrative fees (note 2)	(18,309)	(16,078)	(20,721)	(21,112)	(267,492)	(255,020)	(177,104)	(181,645)

Net equity transactions	(2,828)	(14,331)	43,808	44,835	147,225	509,409	69,899	246,617

Net change in contract owners’ equity	(123,913)	14,995	(79,511)	67,977	(1,318,663)	307,838	(1,570,103)	354,370
Contract owners’ equity:
Beginning of period	338,488	323,493	377,188	309,211	5,376,279	5,068,441	3,711,138	3,356,768

End of period	$214,575	$338,488	$297,677	$377,188	$4,057,616	$5,376,279	$2,141,035	$3,711,138

Change in units:
Beginning units	37,508	39,132	24,430	21,239	257,632	235,912	162,123	151,334

Units purchased	4,988	4,454	5,923	10,692	89,806	103,634	64,612	90,305
Units redeemed	(5,185)	(6,078)	(2,712)	(7,501)	(78,413)	(81,914)	(60,620)	(79,516)

Ending units	37,311	37,508	27,641	24,430	269,025	257,632	166,115	162,123

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Van Kampen Universal Institutional Funds — Class II
	Core Plus				International
	Fixed Income		U.S. Real Estate		Growth Equity		Capital Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,597	$2,597	$28,212	$7,776	$(1,527)	$(1,055)	$(531)	$(74)
Reinvested capital gains	0	0	485,321	154,165	548	4,971	0	0
Realized gain (loss)	(12,165)	147	(182,382)	24,023	(51,688)	8,088	(4,816)	49
Unrealized gain (loss)	(3,869)	1,640	(894,001)	(494,211)	(94,160)	3,901	(49,636)	1,098

Net increase (decrease) in contract owners’ equity from operations	(11,437)	4,384	(562,850)	(308,247)	(146,827)	15,905	(54,983)	1,073

Equity transactions:
Contract purchase payments	14,122	12,433	268,189	303,901	26,798	16,645	18,789	1,306
Transfers to and from fixed dollar contract and other subaccounts	201,161	(23,309)	24,894	(146,408)	26,021	147,382	57,909	41,744
Withdrawals, surrenders and death benefit payments	0	(2,109)	(18,383)	(7,460)	(16,408)	0	(811)	0
Surrender charges (note 2)	0	(249)	(13,276)	(5,395)	(90)	0	(412)	0
Lapse charges (note 2)	0	0	(39,273)	(11,370)	(5)	0	(40)	0
Cost of insurance and other administrative fees (note 2)	(8,744)	(4,521)	(65,536)	(74,532)	(9,411)	(7,914)	(3,925)	(549)

Net equity transactions	206,539	(17,755)	156,615	58,736	26,905	156,113	71,510	42,501

Net change in contract owners’ equity	195,102	(13,371)	(406,235)	(249,511)	(119,922)	172,018	16,527	43,574
Contract owners’ equity:
Beginning of period	102,065	115,436	1,340,868	1,590,379	240,140	68,122	43,574	0

End of period	$297,167	$102,065	$934,633	$1,340,868	$120,218	$240,140	$60,101	$43,574

Change in units:
Beginning units	7,720	9,118	59,507	57,952	19,585	6,301	3,511	0

Units purchased	19,188	3,442	22,396	23,988	10,779	29,608	7,436	3,566
Units redeemed	(1,618)	(4,840)	(14,439)	(22,433)	(11,174)	(16,324)	(1,315)	(55)

Ending units	25,290	7,720	67,464	59,507	19,190	19,585	9,632	3,511

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Legg Mason Partners Variable Equity Trust — Class I (note 4)
	All Cap	Total Return	Fundamental Value		Capital and Income		Investors
	Subaccount	Subaccount	Subaccount		Subaccount		Subaccount
	2007	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$217	$52	$1,565	$807	$91	$88	$481	$1,046
Reinvested capital gains	4,491	55	65	4,761	213	1,595	1,362	3,480
Realized gain (loss)	(2,028)	210	(3,233)	(71)	(2,656)	(4)	(14,308)	(1,646)
Unrealized gain (loss)	(45)	(28)	(43,357)	(9,849)	(3,750)	(1,657)	(16,130)	(8,459)

Net increase (decrease) in contract owners’ equity from operations	2,635	289	(44,960)	(4,352)	(6,102)	22	(28,595)	(5,579)

Equity transactions:
Contract purchase payments	1,536	2,179	10,367	6,990	3,484	1,078	16,705	20,548
Transfers to and from fixed dollar contract and other subaccounts	(10,858)	(3,850)	45,288	99,252	14,218	10,288	(62,365)	114,535
Withdrawals, surrenders and death benefit payments	0	0	(4,720)	(176)	0	0	(1,776)	0
Surrender charges (note 2)	0	0	(1,995)	(295)	0	0	(196)	0
Lapse charges (note 2)	(103)	0	(1,997)	(474)	(6,202)	0	(2,465)	(3,629)
Cost of insurance and other administrative fees (note 2)	(514)	(509)	(5,007)	(2,495)	(2,108)	(1,378)	(2,540)	(4,130)

Net equity transactions	(9,939)	(2,180)	41,936	102,802	9,392	9,988	(52,637)	127,324

Net change in contract owners’ equity	(7,304)	(1,891)	(3,024)	98,450	3,290	10,010	(81,232)	121,745
Contract owners’ equity:
Beginning of period	7,304	1,891	98,450	0	10,010	0	127,909	6,164

End of period	$0	$0	$95,426	$98,450	$13,300	$10,010	$46,677	$127,909

Change in units:
Beginning units	674	176	9,045	0	895	0	11,265	560

Units purchased	7,435	836	6,424	9,392	1,995	1,019	3,807	14,869
Units redeemed	(8,109)	(1,012)	(1,541)	(347)	(1,046)	(124)	(8,638)	(4,164)

Ending units	0	0	13,928	9,045	1,844	895	6,434	11,265

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Franklin Templeton Variable Insurance Product Trust — Class 2
	Franklin Income		Franklin Flex Cap		Templeton Foreign
	Securities		Growth Securities		Securities
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$156,092	$64,294	$(742)	$(163)	$13,647	$11,600
Reinvested capital gains	74,067	14,611	0	0	78,733	41,548
Realized gain (loss)	(306,624)	21,701	(4,614)	779	(47,766)	59,892
Unrealized gain (loss)	(1,041,057)	(82,151)	(44,329)	1,378	(463,593)	17,231

Net increase (decrease) in contract owners’ equity from operations	(1,117,522)	18,455	(49,685)	1,994	(418,979)	130,271

Equity transactions:
Contract purchase payments	451,111	312,802	34,877	14,218	168,452	141,886
Transfers to and from fixed dollar contract and other subaccounts	474,097	1,910,353	193,142	58,660	(172,188)	117,535
Withdrawals, surrenders and death benefit payments	(77,213)	(40,663)	(454)	(5,316)	(17,689)	(5,979)
Surrender charges (note 2)	(27,488)	(7,654)	(86)	(775)	(4,186)	(1,995)
Lapse charges (note 2)	(34,123)	(11,815)	(2,859)	0	(10,216)	(2,938)
Cost of insurance and other administrative fees (note 2)	(162,041)	(94,810)	(7,039)	(1,777)	(42,109)	(39,085)

Net equity transactions	624,343	2,068,213	217,581	65,010	(77,936)	209,424

Net change in contract owners’ equity	(493,179)	2,086,668	167,896	67,004	(496,915)	339,695
Contract owners’ equity:
Beginning of period	3,153,226	1,066,558	82,947	15,943	1,134,229	794,534

End of period	$2,660,047	$3,153,226	$250,843	$82,947	$637,314	$1,134,229

Change in units:
Beginning units	274,348	95,562	7,254	1,582	90,820	72,904

Units purchased	236,405	313,008	30,273	7,163	45,676	79,685
Units redeemed	(179,266)	(134,222)	(3,361)	(1,491)	(50,260)	(61,769)

Ending units	331,487	274,348	34,166	7,254	86,236	90,820

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Neuberger Berman
	Advisers
	Management
	Trust — S Class
	AMT Regency		Total
	Subaccount		Subaccounts
	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$272	$(22)	$1,154,050	$414,185
Reinvested capital gains	157	1,249	7,665,549	10,045,167
Realized gain (loss)	(2,943)	626	(6,985,710)	10,448,056
Unrealized gain (loss)	(36,466)	(2,488)	(115,431,121)	200,347

Net increase (decrease) in contract owners’ equity from operations	(38,980)	(635)	(113,597,232)	21,107,755

Equity transactions:
Contract purchase payments	11,716	7,747	28,664,903	33,090,359
Transfers to and from fixed dollar contract and other subaccounts	25,980	42,227	(3,764,521)	(5,010,285)
Withdrawals, surrenders and death benefit payments	(1,508)	0	(13,856,459)	(15,007,938)
Surrender charges (note 2)	(671)	0	(2,370,383)	(1,814,742)
Lapse charges (note 2)	(56)	(48)	(2,678,689)	(423,745)
Cost of insurance and other administrative fees (note 2)	(3,828)	(1,661)	(14,247,963)	(14,180,383)

Net equity transactions	31,633	48,265	(8,253,112)	(3,346,734)

Net change in contract owners’ equity	(7,347)	47,630	(121,850,344)	17,761,021
Contract owners’ equity:
Beginning of period	57,289	9,659	297,311,507	279,550,486

End of period	$49,942	$57,289	$175,461,163	$297,311,507

Change in units:
Beginning units	5,482	945	14,288,748	14,263,791

Units purchased	5,284	5,913	4,648,411	5,669,554
Units redeemed	(1,859)	(1,376)	(4,986,874)	(5,644,597)

Ending units	8,907	5,482	13,950,285	14,288,748

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Notes to Financial Statements	December 31, 2008

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A. Organization and Nature of Operations

Ohio National Variable Account R (the “Account”) is a separate account of Ohio National Life Assurance Corporation (“ONLAC”). All obligations arising under variable life insurance policies are general corporate obligations of ONLAC. ONLAC is a wholly-owned subsidiary of The Ohio National Life Insurance Company (“ONLIC”). The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The variable life insurance policies are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLAC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage varies by product.

B. Assets of the Account

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund, Inc.:  Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Balanced, Income Opportunity, Target VIP, and Target Equity/Income

Janus Aspen Series — Institutional Shares:  Large Cap Growth, Worldwide Growth, and Balanced

Wells Fargo Advantage Variable Trust Funds:  Opportunity, Small/Mid Cap Value, and Discovery

Goldman Sachs Variable Insurance Trust — Institutional Shares:  Growth and Income, Structured U.S. Equity, and Capital Growth

Van Kampen Universal Institutional Funds — Class I:  U.S. Real Estate

Lazard Retirement Series Inc.:  Emerging Markets Equity, U.S. Small Cap Equity, U.S. Strategic Equity, and International Equity

Fidelity Variable Insurance Products Fund — Service Class 2:  VIP Mid Cap, VIP Contrafund, VIP Growth, and VIP Equity-Income

Janus Aspen Series — Service Shares:  Large Cap Growth, Worldwide Growth, Balanced, and International Growth

J.P. Morgan Series Trust II:  Small Company and Mid Cap Value

MFS Variable Insurance Trust — Service Class:  New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

The Prudential Series Fund Inc.:  Jennison and Jennison 20/20 Focus

UBS Series Trust — Class I:  U.S. Allocation

PIMCO Variable Insurance Trust — Administrative Shares:  Real Return, Total Return, and Global Bond

Calvert Variable Series Inc.:  Social Equity

Dreyfus Variable Investment Fund — Service Class:  Appreciation

Royce Capital Fund:  Small-Cap and Micro-Cap

Van Kampen Universal Institutional Funds — Class II:  Core Plus Fixed Income, U.S. Real Estate, International Growth Equity, and Capital Growth

Legg Mason Partners Variable Equity Trust — Class I:  Fundamental Value, Capital and Income, and Investors

Franklin Templeton Variable Insurance Products Trust — Class 2:  Franklin Income Securities, Franklin Flex Cap Growth Securities, and Templeton Foreign Securities

Neuberger Berman Advisers Management Trust — S Class:  AMT Regency

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2008

The underlying mutual funds in which the subaccounts invests are diversified open-end management investment companies. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds having similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Ohio National Investments, Inc. (“ONI”), a wholly-owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI received advisory fees, paid by Ohio National Fund, Inc., of approximately $14.5 million and $17.7 million for the periods ended December 31, 2008 and 2007, respectively.

Policy holders may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the general account of ONLAC. The accompanying financial statements include only the policy holders premium payments pertaining to the variable portions of their policies and exclude any premium payments for fixed account benefits. Transfers to (from) the ONLAC fixed portion of annuity contracts from the Account totaled approximately $3.8 million and $5.0 million for the periods ended December 31, 2008 and 2007, respectively.

C. Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2008. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

D. Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Risk & Administrative Expense and Contract Charges

Although variable life payments differ according to the investment performance of the subaccounts, they are not affected by mortality or expense experience because ONLAC assumes the expense risk and the mortality risk under the policies. ONLAC charges the Accounts’ assets for assuming those risks. Such charges will be assessed through the unit value calculation.

At the end of each valuation period, ONLAC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLAC is the risk that the deductions provided for in the variable life insurance policies may be insufficient to cover the actual costs to administer the terms stated in the contracts.

Each premium payment is subject to a premium expense charge. The premium expense charge is deducted in proportion to each policy’s current premium allocation choices. The premium expense charge has some of the following components: distribution charge for premiums paid, federal tax charge for premiums paid, and state or local taxes on premium payments. Total premium expense charges assessed by ONLIC amounted to $1,301,671 and $1,524,504 for the periods ended December 31, 2008 and 2007, respectively.

A surrender charge is assessed in connection with all complete surrenders, all decreases in stated amount and certain partial surrenders consisting of two components: (1) a contingent deferred sales charge, and (2) a contingent deferred insurance underwriting charge.

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2008

The contingent deferred sales charge is a percentage of premiums paid in the first two contract years. The contingent deferred sales charge percentages are scaled by age at issue or increase. The contingent deferred sales charges were $1,397,141 and $1,253,369 for the periods ended December 31, 2008 and 2007, respectively. The contingent deferred insurance underwriting charge varies with the age at issue or increase. The contingent deferred insurance underwriting charges were $973,242 and $561,380 for the periods ended December 31, 2008 and 2007, respectively.

All other fees assessed on contracts, including transfer fees, administrative fees, cost of insurance, maintenance fees, unit loads, and fees for optional riders, are charged to contracts upon the event related to the expense. These charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The table on the following pages illustrates product and contract level charges:

This basic charge is assessed through reduction of daily unit values:

Mortality and Expense Risk Fees
This basic charge is assessed through reduction of daily unit values	0.75%

The following charges are assessed through the redemption of units:

Premium Expense Charge
Deducted from premiums upon receipt	1.25% to 7.50%

Premium Taxes
Deducted from premiums upon receipt. Variable depending on state of policy issue	0% to 6%

Surrender Fees
Of stated surrendered amount upon full surrender, partial surrender, or lapse (per $1,000).
Additional fees may be charged if surrender is within the first year of policy	$13.79 to $60.00

Transfer Fees — per transfer
(currently no charge for the first 4 transfers each contract year)	$3 to $15

Administrative Fees
Upon the partial surrender amount	the lesser of $25 or 2%

Cost of Insurance
Deducted monthly. Determined by age, gender and rate class with the maximums not exceeding charges posted in the 1980 Commissioner’s Standard Ordinary Mortality tables. (per $1,000)	$.00008 to $83.33

Maintenance Fee
Deducted monthly	$5 to $10

Unit Load
Deducted monthly. Charge is based on the issue age of the younger insured	$0.033 to $0.050

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2008

The following charges for riders are assessed through the redemption of units:

Death Benefit Guarantee Option
Deducted monthly.
Stated amount for 10 year to age 70 guarantee (per $1,000)	$0.01 to $0.03
Stated amount of the guarantee to maturity (per $1,000)	$0.03 to $0.05

Term Rider
Deducted monthly. Provides additional death benefit on the life of the policyholder. (per $1,000)	$0.06 to $83.33

Additional Insured Term
Deducted Monthly. Provides additional death benefit on the life of another person. (per $1,000)	$0.05 to $83.33

Spousal Insured Term
Deducted Monthly. Provides additional death benefit on the life of the insured spouse. (per $1,000)	$0.05 to $83.33

Family Term Life Insurance
Deducted monthly. Provides term insurance coverage on all current and future children. Regardless of the number of children. (per $1,000)	$0.44

Continuation of Coverage Rider
Deducted monthly. Provides for payment of full death benefit past maturity date. (per $1,000)	$0.00 to $0.90

Accidental Death Benefit
Deducted monthly. Provides additional death benefit if insured’s sole cause of death is an accident. (per $1,000)	$0.05 to $0.29

Lifetime Advantage Rider
Upon submission of claim. Allows for up to one half of the death benefit (up to $250,000) to be paid in advance of the death of the insured in the event of terminal illness. Reduction of remaining death benefit of the amount taken under the rider up to 10%

Exchange of Life Insured — per exchange Allows the insured life to be changed	$75

Guaranteed Purchase Option
Deducted monthly. Provides the right to purchase chosen amount of insurance coverage at certain dates without evidence of insurability. (per $1,000)	$0.00 to $0.19

Waiver of Stipulated Premium for Total Disability
Deducted monthly. Credits a stipulated premium to the policy if insured is totally disabled. (per $1,000)	$0.01 to $0.18

Preferred Loan Rider
Deducted monthly. Allows you to take a policy loan after 10 years without large out-of-pocket interest charges. Charge is equal to annual charge of 20% of assets	20%

Joint Term Life Rider
Deducted monthly. Provides for the purchase of additional second to die term insurance as part or your policy. (per $1,000)	$0.06 to $83.33

Double Coverage Rider
Deducted monthly. Provides for payment of double the death benefit if both the insureds die within the first four policy years. (per $1,000)	$0.06 to $83.33

Single Term Life Rider
Deducted monthly. Allows you to purchase additional term life insurance on one of the insureds. (per $1,000)	$0.05 to $83.33

Family Split Option Rider
Deducted monthly. Enables you to divide the policy into two individual policies in the event of divorce or tax law changes. (per $1,000)	$0.005

Waiver of Premium at First Death
Deducted monthly. Credits a stipulated premium to the policy upon the death of the first insured to die. (per $1,000)	$0.001 to $2.12

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2008

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products available through the Account.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(4)	Fund Mergers & Replacements

Effective April 8, 2005, funds of the Strong Variable Insurance Funds, Inc. were merged into the Wells Fargo Advantage Variable Trust Funds. The Strong Variable Insurance Funds, Inc. — Mid-Cap Growth II Fund was merged into the Wells Fargo Advantage Variable Trust Funds — Discovery Fund.

Effective April 27, 2007, funds of the Legg Mason Partners Variable Portfolios I, Inc. were transferred to the newly created entity, the Legg Mason Partners Variable Equity Trust — Class I. The All Cap Portfolio and the Fundamental Value Portfolio of Legg Mason Partners Variable Portfolios I, Inc. were merged together to become the Fundamental Value Portfolio of Legg Mason Partners Variable Equity Trust — Class I. The Total Return Portfolio and the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I were merged together to become the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I.

(5)	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the information used to measure fair value and the effect of fair value measurements on earnings. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards and is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Account adopted SFAS No. 157 effective January 1, 2008. The adoption of SFAS No. 157 did not have a material impact on the Account’s financial position or results of operations.

SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS No. 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.

Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2008

assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets at fair value as of December 31, 2008:

	Level 1	Level 2	Level 3

Ohio National Fund Inc.:
Equity Subaccount	$—	$13,530,321	$—
Money Market Subaccount	—	12,561,748	—
Bond Subaccount	—	3,255,366	—
Omni Subaccount	—	4,996,581	—
International Subaccount	—	7,243,556	—
Capital Appreciation Subaccount	—	7,828,612	—
Millennium Subaccount	—	7,639,174	—
International Small-Mid Company Subaccount	—	4,072,770	—
Aggressive Growth Subaccount	—	2,248,771	—
Small Cap Growth Subaccount	—	1,518,441	—
Mid Cap Opportunity Subaccount	—	6,118,434	—
S&P 500 Index Subaccount	—	14,921,520	—
Strategic Value Subaccount	—	1,179,894	—
High Income Bond Subaccount	—	2,312,199	—
Capital Growth Subaccount	—	1,507,160	—
Nasdaq-100 Index Subaccount	—	551,231	—
Bristol Subaccount	—	470,887	—
Bryton Growth Subaccount	—	327,245	—
U.S. Equity Subaccount	—	14,882	—
Balanced Subaccount	—	161,662	—
Income Opportunity Subaccount	—	18,456	—
Target VIP Subaccount	—	104,095	—
Target Equity/Income Subaccount	—	317,808	—
Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount	—	4,248,753	—
Worldwide Growth Subaccount	—	2,065,867	—
Balanced Subaccount	—	3,400,627	—
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	—	305,153	—
Small/Mid Cap Value Subaccount	—	45,944	—
Discovery Subaccount	—	398,725	—

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2008

	Level 1	Level 2	Level 3

Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount	$—	$2,104,669	$—
Structured U.S. Equity Subaccount	—	316,096	—
Capital Growth Subaccount	—	344,175	—
Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount	—	1,355,542	—
Lazard Retirement Series Inc.:
Emerging Markets Equity Subaccount	—	4,899,888	—
U.S. Small Cap Equity Subaccount	—	1,929,670	—
U.S. Strategic Equity Subaccount	—	8,155	—
International Equity Subaccount	—	317,410	—
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount	—	7,730,847	—
VIP Contrafund Subaccount	—	8,887,395	—
VIP Growth Subaccount	—	1,595,058	—
VIP Equity-Income Subaccount	—	1,482,022	—
Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount	—	1,283,185	—
Worldwide Growth Subaccount	—	1,222,390	—
Balanced Subaccount	—	3,527,314	—
International Growth Subaccount	—	4,284,005	—
J.P. Morgan Series Trust II:
Small Company Subaccount	—	328,323	—
Mid Cap Value Subaccount	—	2,835,133	—
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount	—	207,446	—
Investors Growth Stock Subaccount	—	157,337	—
Mid Cap Growth Subaccount	—	268,416	—
Total Return Subaccount	—	2,541,765	—
The Prudential Series Fund Inc.:
Jennison Subaccount	—	95,078	—
Jennison 20/20 Focus Subaccount	—	2,722,779	—
UBS Series Trust — Class I:
U.S. Allocation Subaccount	—	10,678	—
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount	—	2,801,294	—
Total Return Subaccount	—	4,837,056	—
Global Bond Subaccount	—	2,125,584	—
Calvert Variable Series Inc.:
Social Equity Subaccount	—	214,575	—

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2008

	Level 1	Level 2	Level 3

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount	$—	$297,677	$—
Royce Capital Fund:
Small-Cap Subaccount	—	4,057,616	—
Micro-Cap Subaccount	—	2,141,035	—
Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount	—	297,167	—
U.S. Real Estate Subaccount	—	934,633	—
International Growth Equity Subaccount	—	120,218	—
Capital Growth Subaccount	—	60,101	—
Legg Mason Partners Variable Equity Trust — Class I:
Fundamental Value Subaccount	—	95,426	—
Capital and Income Subaccount	—	13,300	—
Investors Subaccount	—	46,677	—
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount	—	2,660,047	—
Franklin Flex Cap Growth Securities Subaccount	—	250,843	—
Templeton Foreign Securities Subaccount	—	637,314	—
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount	—	49,942	—

Totals	$—	$175,461,163	$—

In May 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 162, The Hierarchy of Generally Accepted Accounting Principles (“SFAS 162”). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. generally accepted accounting principles. The Account adopted SFAS 162 effective November 15, 2008. On the date of adoption, there was no impact on the Account’s current practices.

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2008

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, and fair value (fair value represents the contracts in accumulation period) as of December 31, and expenses, total return and investment income ratio for the periods then ended, for the respective subaccounts and products:

							Investment
		Accumulation	Value Per	Fair		Total	Income
		Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.:
Equity Subaccount
	2008	731,762	$18.490068	$13,530,321	0.75%	–55.15%	0.84%
	2007	847,938	$41.229882	$34,960,383	0.75%	–6.59%	0.04%
	2006	1,000,019	$44.140497	$44,141,329	0.75%	5.87%	0.00%
	2005	1,076,945	$41.691234	$44,899,167	0.75%	5.32%	0.00%
	2004	1,115,444	$39.586481	$44,156,493	0.75%	11.60%	0.05%
Money Market Subaccount
	2008	565,777	$22.202654	$12,561,748	0.75%	1.01%	1.74%
	2007	415,185	$21.980659	$9,126,043	0.75%	4.17%	4.82%
	2006	411,052	$21.101029	$8,673,624	0.75%	3.99%	4.69%
	2005	283,780	$20.291481	$5,758,315	0.75%	2.17%	2.90%
	2004	298,992	$19.860155	$5,938,037	0.75%	0.26%	0.98%
Bond Subaccount
	2008	119,037	$27.347478	$3,255,366	0.75%	–12.11%	0.00%
	2007	141,943	$31.116328	$4,416,738	0.75%	2.94%	0.00%
	2006	142,932	$30.227307	$4,320,455	0.75%	3.67%	3.69%
	2005	140,106	$29.158375	$4,085,264	0.75%	–0.33%	3.52%
	2004	140,403	$29.254168	$4,107,370	0.75%	5.10%	0.00%
Omni Subaccount
	2008	245,153	$20.381461	$4,996,581	0.75%	–31.97%	2.29%
	2007	272,437	$29.959822	$8,162,167	0.75%	6.19%	1.72%
	2006	290,922	$28.213880	$8,208,026	0.75%	12.47%	1.32%
	2005	304,917	$25.084590	$7,648,711	0.75%	8.67%	1.27%
	2004	319,625	$23.082652	$7,377,798	0.75%	6.32%	1.40%
International Subaccount
	2008	527,747	$13.725442	$7,243,556	0.75%	–46.48%	0.00%
	2007	602,612	$25.645791	$15,454,449	0.75%	8.63%	0.00%
	2006	642,549	$23.609184	$15,170,068	0.75%	18.34%	0.15%
	2005	689,303	$19.950101	$13,751,671	0.75%	8.59%	0.05%
	2004	717,207	$18.372753	$13,177,060	0.75%	12.13%	0.00%
Capital Appreciation Subaccount
	2008	358,424	$21.841780	$7,828,612	0.75%	–39.46%	0.64%
	2007	401,840	$36.079538	$14,498,213	0.75%	3.05%	0.43%
	2006	437,234	$35.012808	$15,308,791	0.75%	15.51%	0.45%
	2005	474,815	$30.311926	$14,392,556	0.75%	4.49%	0.52%
	2004	512,253	$29.010746	$14,860,835	0.75%	11.66%	0.39%
Millennium Subaccount
	2008	367,243	$20.801401	$7,639,174	0.75%	–42.97%	0.00%
	2007	418,645	$36.473805	$15,269,582	0.75%	25.09%	0.00%
	2006	466,193	$29.159150	$13,593,793	0.75%	6.58%	0.00%
	2005	522,833	$27.358941	$14,304,152	0.75%	–0.74%	0.00%
	2004	577,630	$27.563471	$15,921,500	0.75%	10.10%	0.00%
International Small-Mid Company Subaccount
	2008	210,998	$19.302448	$4,072,770	0.75%	–51.67%	0.00%
	2007	240,033	$39.935170	$9,585,745	0.75%	16.60%	0.00%
	2006	225,594	$34.250186	$7,726,638	0.75%	25.41%	0.12%
	2005	246,867	$27.310581	$6,742,084	0.75%	28.04%	0.51%
	2004	227,029	$21.329995	$4,842,536	0.75%	19.97%	1.06%

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Aggressive Growth Subaccount
2008	339,372	$6.626276	$2,248,771	0.75%	–44.10%	0.00%
2007	381,261	$11.853275	$4,519,193	0.75%	28.58%	0.00%
2006	381,297	$9.218400	$3,514,952	0.75%	4.99%	0.00%
2005	400,343	$8.780066	$3,515,038	0.75%	12.44%	0.02%
2004	418,847	$7.808681	$3,270,643	0.75%	8.14%	0.00%
Small Cap Growth Subaccount
2008	165,961	$9.149379	$1,518,441	0.75%	–48.08%	0.00%
2007	187,009	$17.621851	$3,295,438	0.75%	13.77%	0.00%
2006	205,795	$15.489373	$3,187,636	0.75%	24.67%	0.00%
2005	234,344	$12.424239	$2,911,548	0.75%	5.69%	0.00%
2004	246,276	$11.755440	$2,895,083	0.75%	10.61%	0.00%
Mid Cap Opportunity Subaccount
2008	412,980	$14.815344	$6,118,434	0.75%	–51.65%	0.00%
2007	463,540	$30.644334	$14,204,874	0.75%	16.98%	0.00%
2006	510,454	$26.196013	$13,371,867	0.75%	8.84%	0.00%
2005	590,403	$24.069390	$14,210,645	0.75%	9.17%	0.00%
2004	657,075	$22.048624	$14,487,599	0.75%	12.71%	0.00%
S&P 500 Index Subaccount
2008	1,119,107	$13.333415	$14,921,520	0.75%	–37.77%	1.57%
2007	1,211,367	$21.425862	$25,954,580	0.75%	4.28%	1.33%
2006	1,243,985	$20.547287	$25,560,523	0.75%	14.44%	1.10%
2005	1,389,817	$17.954296	$24,953,182	0.75%	3.69%	1.02%
2004	1,435,557	$17.315314	$24,857,125	0.75%	9.48%	1.15%
Strategic Value Subaccount
2008	141,053	$8.364878	$1,179,894	0.75%	–28.80%	4.62%
2007	147,030	$11.748720	$1,727,409	0.75%	–9.42%	1.16%
2006	136,592	$12.970346	$1,771,643	0.75%	15.49%	1.00%
2005	135,446	$11.231078	$1,521,209	0.75%	3.96%	1.01%
2004	131,968	$10.803433	$1,425,703	0.75%	8.78%	1.36%
High Income Bond Subaccount
2008	200,249	$11.546619	$2,312,199	0.75%	–25.87%	0.00%
2007	227,025	$15.575739	$3,536,084	0.75%	2.75%	0.00%
2006	174,743	$15.158162	$2,648,785	0.75%	9.31%	0.00%
2005	149,366	$13.866829	$2,071,229	0.75%	2.23%	5.52%
2004	109,023	$13.564645	$1,478,859	0.75%	9.84%	0.37%
Capital Growth Subaccount
2008	211,854	$7.114147	$1,507,160	0.75%	–36.84%	0.00%
2007	237,918	$11.262988	$2,679,667	0.75%	10.40%	0.00%
2006	247,690	$10.202054	$2,526,944	0.75%	19.23%	0.00%
2005	266,131	$8.556401	$2,277,123	0.75%	1.86%	0.00%
2004	270,898	$8.400468	$2,275,671	0.75%	18.81%	0.00%
Nasdaq-100 Index Subaccount
2008	157,907	$3.490868	$551,231	0.75%	–42.41%	0.00%
2007	202,653	$6.061811	$1,228,442	0.75%	17.70%	0.00%
2006	188,169	$5.150352	$969,139	0.75%	5.81%	0.00%
2005	201,827	$4.867444	$982,382	0.75%	0.68%	0.00%
2004	191,727	$4.834448	$926,893	0.75%	9.18%	0.00%

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bristol Subaccount
2008	52,117	$9.035262	$470,887	0.75%	–40.99%	0.87%
2007	52,796	$15.311293	$808,375	0.75%	6.95%	0.60%
2006	41,940	$14.316637	$600,446	0.75%	15.56%	0.40%
2005	33,723	$12.389330	$417,800	0.75%	11.20%	0.00%
2004	18,117	$11.141823	$201,858	0.75%	7.81%	1.49%
Bryton Growth Subaccount
2008	42,388	$7.720216	$327,245	0.75%	–39.99%	0.00%
2007	38,956	$12.864389	$501,146	0.75%	9.07%	0.00%
2006	35,943	$11.794579	$423,935	0.75%	15.87%	0.00%
2005	34,242	$10.178901	$348,548	0.75%	3.53%	0.02%
2004	28,613	$9.831775	$281,321	0.75%	6.70%	0.00%
U.S. Equity Subaccount
2008	2,667	$5.579820	$14,882	0.75%	–48.37%	1.12%
2007	2,228	$10.806436	$24,080	0.75%	12.32%	0.58%
2006	400	$9.620840	$3,844	0.75%	–3.79%	1.24%	5/1/06
Balanced Subaccount
2008	19,682	$8.213549	$161,662	0.75%	–27.48%	0.00%
2007	16,409	$11.326685	$185,861	0.75%	11.46%	0.00%
2006	6,076	$10.162168	$61,745	0.75%	1.62%	5.91%	5/1/06
Income Opportunity Subaccount
2008	2,168	$8.511371	$18,456	0.75%	–21.41%	0.00%
2007	1,729	$10.829917	$18,720	0.75%	7.52%	0.00%
2006	657	$10.072875	$6,618	0.75%	0.73%	0.00%	5/1/06
Target VIP Subaccount
2008	16,210	$6.421718	$104,095	0.75%	–43.76%	1.44%
2007	12,623	$11.418364	$144,135	0.75%	8.91%	2.11%
2006	86	$10.483811	$899	0.75%	4.84%	0.08%	5/1/06
Target Equity/Income Subaccount
2008	50,908	$6.242766	$317,808	0.75%	–45.48%	1.67%
2007	55,535	$11.451281	$635,942	0.75%	9.59%	1.43%
2006	40,890	$10.449033	$427,258	0.75%	4.49%	1.27%	5/1/06
Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount
2008	674,534	$6.298794	$4,248,753	0.75%	–40.17%	0.75%
2007	699,603	$10.527793	$7,365,279	0.75%	14.23%	0.72%
2006	748,764	$9.216269	$6,900,815	0.75%	10.55%	0.49%
2005	798,848	$8.336624	$6,659,694	0.75%	3.51%	0.34%
2004	835,071	$8.053696	$6,725,404	0.75%	3.74%	0.15%
Worldwide Growth Subaccount
2008	305,421	$6.764005	$2,065,867	0.75%	–45.08%	1.20%
2007	340,404	$12.315008	$4,192,076	0.75%	8.81%	0.75%
2006	363,675	$11.318209	$4,116,150	0.75%	17.33%	1.78%
2005	394,041	$9.646792	$3,801,236	0.75%	5.08%	1.37%
2004	456,543	$9.180474	$4,191,284	0.75%	4.00%	0.99%

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Institutional Shares: (continued)
Balanced Subaccount
2008	274,863	$12.372063	$3,400,627	0.75%	–16.47%	2.76%
2007	274,106	$14.811001	$4,059,790	0.75%	9.71%	2.54%
2006	294,728	$13.500310	$3,978,921	0.75%	9.90%	2.14%
2005	321,036	$12.284544	$3,943,786	0.75%	7.15%	2.27%
2004	338,523	$11.464965	$3,881,149	0.75%	7.72%	2.27%
Wells Fargo Advantage Variable Trust Funds (note 4):
Opportunity Subaccount
2008	31,072	$9.820817	$305,153	0.75%	–40.55%	1.87%
2007	38,728	$16.518171	$639,716	0.75%	5.83%	0.45%
2006	107,630	$15.608061	$1,679,900	0.75%	11.39%	0.00%
2005	113,698	$14.012614	$1,593,212	0.75%	7.08%	0.00%
2004	132,025	$13.085651	$1,727,637	0.75%	17.34%	0.00%
Small/Mid Cap Value Subaccount
2008	4,615	$9.954264	$45,944	0.75%	–44.96%	0.00%
2007	10,837	$18.086719	$196,000	0.75%	–1.46%	0.02%
2006	22,711	$18.354922	$416,859	0.75%	14.86%	0.00%
2005	24,589	$15.979789	$392,921	0.75%	15.64%	0.37%
2004	24,011	$13.818954	$331,802	0.75%	15.89%	0.00%
Discovery Subaccount
2008	65,527	$6.084869	$398,725	0.75%	–44.77%	0.00%
2007	86,209	$11.017892	$949,837	0.75%	21.41%	0.00%
2006	242,075	$9.075051	$2,196,839	0.75%	13.79%	0.00%
2005	271,913	$7.975050	$2,168,523	0.75%	15.20%	0.00%	4/8/05
Strong Variable Insurance Funds, Inc. (note 4):
Mid Cap Growth II Subaccount
2004	286,088	$7.330807	$2,097,254	0.75%	18.27%	0.00%
Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount
2008	245,085	$8.587516	$2,104,669	0.75%	–35.01%	2.08%
2007	249,808	$13.213813	$3,300,916	0.75%	0.73%	1.79%
2006	212,181	$13.117476	$2,783,277	0.75%	21.72%	1.93%
2005	189,865	$10.776721	$2,046,122	0.75%	3.16%	1.77%
2004	157,667	$10.446877	$1,647,124	0.75%	17.91%	1.86%
Structured U.S. Equity Subaccount
2008	44,867	$7.045207	$316,096	0.75%	–37.47%	1.71%
2007	44,836	$11.267046	$505,172	0.75%	–2.36%	1.04%
2006	50,696	$11.539835	$585,021	0.75%	12.05%	1.13%
2005	48,607	$10.298596	$500,588	0.75%	5.72%	0.79%
2004	42,485	$9.741352	$413,858	0.75%	14.08%	1.33%
Capital Growth Subaccount
2008	57,110	$6.026562	$344,175	0.75%	–42.19%	0.13%
2007	59,242	$10.424973	$617,592	0.75%	9.31%	0.19%
2006	54,708	$9.537310	$521,764	0.75%	7.75%	0.13%
2005	56,207	$8.851025	$497,491	0.75%	2.18%	0.16%
2004	51,544	$8.662395	$446,495	0.75%	8.27%	0.76%

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount
2008	64,950	$20.870684	$1,355,542	0.75%	–38.36%	3.37%
2007	70,823	$33.858555	$2,397,961	0.75%	–17.69%	1.16%
2006	79,945	$41.136253	$3,288,622	0.75%	37.02%	1.12%
2005	66,872	$30.021844	$2,007,618	0.75%	16.18%	1.15%
2004	55,907	$25.840150	$1,444,635	0.75%	35.38%	1.55%
Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount
2008	249,258	$19.657893	$4,899,888	0.75%	–49.11%	2.20%
2007	273,348	$38.625056	$10,558,072	0.75%	32.31%	1.26%
2006	227,847	$29.193527	$6,651,644	0.75%	28.98%	0.50%
2005	201,521	$22.633816	$4,561,184	0.75%	39.73%	0.32%
2004	155,868	$16.198029	$2,524,762	0.75%	29.61%	0.67%
U.S. Small Cap Equity Subaccount
2008	147,605	$13.073198	$1,929,670	0.75%	–36.95%	0.00%
2007	171,272	$20.734133	$3,551,180	0.75%	–7.89%	0.00%
2006	197,550	$22.511068	$4,447,067	0.75%	15.21%	0.00%
2005	232,072	$19.539765	$4,534,626	0.75%	3.22%	0.00%
2004	215,959	$18.929703	$4,088,038	0.75%	14.03%	0.00%
U.S. Strategic Equity Subaccount
2008	1,154	$7.067184	$8,155	0.75%	–35.77%	1.10%
2007	412	$11.002698	$4,529	0.75%	–1.70%	0.53%
2006	888	$11.192539	$9,937	0.75%	11.93%	0.01%	5/1/06
International Equity Subaccount
2008	43,247	$7.339424	$317,410	0.75%	–37.49%	1.20%
2007	45,305	$11.740705	$531,917	0.75%	9.96%	2.60%
2006	36,809	$10.677645	$393,030	0.75%	6.78%	1.80%	5/1/06
Old Mutual Insurance Series Fund:
Technology and Communications Subaccount
2007	25,225	$2.681780	$67,648	0.75%	32.34%	0.00%
2006	104,927	$2.026483	$212,633	0.75%	3.93%	0.00%
2005	104,666	$1.949881	$204,086	0.75%	9.10%	0.00%
2004	108,826	$1.787272	$194,503	0.75%	5.63%	0.00%
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2008	564,088	$13.705049	$7,730,847	0.75%	–40.06%	0.24%
2007	578,587	$22.863783	$13,228,686	0.75%	14.48%	0.49%
2006	551,507	$19.972698	$11,015,079	0.75%	11.57%	0.17%
2005	527,304	$17.901727	$9,439,649	0.75%	17.14%	0.00%
2004	430,075	$15.282343	$6,572,554	0.75%	23.73%	0.00%
VIP Contrafund Subaccount
2008	946,979	$9.384996	$8,887,395	0.75%	–43.12%	0.84%
2007	851,747	$16.499363	$14,053,288	0.75%	16.42%	0.81%
2006	704,448	$14.171671	$9,983,203	0.75%	10.60%	1.00%
2005	491,007	$12.812915	$6,291,228	0.75%	15.78%	0.11%
2004	346,354	$11.066510	$3,832,933	0.75%	14.30%	0.18%

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Growth Subaccount
2008	315,447	$5.056495	$1,595,058	0.75%	–47.70%	0.65%
2007	279,629	$9.668601	$2,703,619	0.75%	25.71%	0.36%
2006	226,778	$7.691086	$1,744,171	0.75%	5.78%	0.16%
2005	223,201	$7.270740	$1,622,834	0.75%	4.72%	0.25%
2004	195,135	$6.943076	$1,354,834	0.75%	2.35%	0.12%
VIP Equity-Income Subaccount
2008	168,977	$8.770535	$1,482,022	0.75%	–43.24%	2.51%
2007	141,165	$15.451842	$2,181,253	0.75%	0.51%	1.61%
2006	133,194	$15.372733	$2,047,562	0.75%	19.04%	3.35%
2005	119,231	$12.914083	$1,539,756	0.75%	4.79%	1.24%
2004	85,443	$12.324168	$1,053,017	0.75%	10.40%	0.37%
Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount
2008	255,073	$5.030652	$1,283,185	0.75%	–40.32%	0.58%
2007	267,756	$8.429019	$2,256,924	0.75%	13.94%	0.58%
2006	281,443	$7.397912	$2,082,089	0.75%	10.31%	0.29%
2005	271,566	$6.706614	$1,821,290	0.75%	3.24%	0.13%
2004	272,210	$6.496077	$1,768,298	0.75%	3.42%	0.00%
Worldwide Growth Subaccount
2008	254,096	$4.810748	$1,222,390	0.75%	–45.22%	0.97%
2007	300,733	$8.781895	$2,641,008	0.75%	8.54%	0.56%
2006	309,902	$8.090561	$2,507,284	0.75%	17.06%	1.65%
2005	313,310	$6.911422	$2,165,419	0.75%	4.78%	1.21%
2004	329,032	$6.595879	$2,170,252	0.75%	3.75%	0.94%
Balanced Subaccount
2008	312,085	$11.302432	$3,527,314	0.75%	–16.69%	2.43%
2007	306,018	$13.566170	$4,151,493	0.75%	9.46%	2.25%
2006	327,176	$12.393499	$4,054,852	0.75%	9.60%	1.97%
2005	319,554	$11.308434	$3,613,653	0.75%	6.86%	2.09%
2004	321,668	$10.582332	$3,403,995	0.75%	7.48%	2.31%
International Growth Subaccount
2008	248,629	$17.230482	$4,284,005	0.75%	–52.59%	1.17%
2007	209,287	$36.340427	$7,605,572	0.75%	27.06%	0.48%
2006	127,199	$28.600821	$3,637,989	0.75%	45.54%	2.05%
2005	54,451	$19.651388	$1,070,037	0.75%	30.96%	1.27%
2004	19,533	$15.005571	$293,109	0.75%	17.80%	1.02%
J.P. Morgan Series Trust II:
Small Company Subaccount
2008	29,907	$10.978065	$328,323	0.75%	–32.49%	0.19%
2007	32,756	$16.262330	$532,693	0.75%	–6.38%	0.01%
2006	32,170	$17.369693	$558,791	0.75%	14.15%	0.00%
2005	30,021	$15.216217	$456,799	0.75%	2.65%	0.00%
2004	27,823	$14.823647	$412,444	0.75%	26.22%	0.00%
Mid Cap Value Subaccount
2008	197,188	$14.377825	$2,835,133	0.75%	–33.71%	1.07%
2007	217,622	$21.688174	$4,719,821	0.75%	1.69%	0.85%
2006	181,304	$21.328413	$3,866,931	0.75%	15.97%	0.59%
2005	170,276	$18.390898	$3,131,530	0.75%	8.40%	0.18%
2004	111,349	$16.965568	$1,889,093	0.75%	20.16%	0.25%

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2008

							Investment
		Accumulation	Value Per	Fair		Total	Income
		Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
	2008	26,673	$7.777280	$207,446	0.75%	–39.97%	0.00%
	2007	21,037	$12.955967	$272,553	0.75%	1.49%	0.00%
	2006	13,265	$12.766297	$169,341	0.75%	12.09%	0.00%
	2005	11,511	$11.389123	$131,099	0.75%	4.25%	0.00%
	2004	11,528	$10.924674	$125,941	0.75%	5.42%	0.00%
Investors Growth Stock Subaccount
	2008	20,464	$7.688595	$157,337	0.75%	–37.45%	0.27%
	2007	20,555	$12.292063	$252,669	0.75%	10.19%	0.08%
	2006	21,217	$11.154950	$236,671	0.75%	6.51%	0.00%
	2005	24,626	$10.473357	$257,913	0.75%	3.45%	0.14%
	2004	21,020	$10.123793	$212,807	0.75%	8.17%	0.00%
Mid Cap Growth Subaccount
	2008	51,643	$5.197513	$268,416	0.75%	–51.96%	0.00%
	2007	45,554	$10.818153	$492,813	0.75%	8.69%	0.00%
	2006	45,398	$9.953234	$451,853	0.75%	1.54%	0.00%
	2005	38,984	$9.802503	$382,143	0.75%	2.09%	0.00%
	2004	28,148	$9.601466	$270,264	0.75%	13.53%	0.00%
Total Return Subaccount
	2008	231,496	$10.979722	$2,541,765	0.75%	–22.90%	2.89%
	2007	286,309	$14.241098	$4,077,357	0.75%	3.16%	2.43%
	2006	319,766	$13.805194	$4,414,431	0.75%	10.79%	2.30%
	2005	345,393	$12.460142	$4,303,647	0.75%	1.84%	1.75%
	2004	292,490	$12.235474	$3,578,753	0.75%	10.20%	1.46%
The Prudential Series Fund, Inc:
Jennison Subaccount
	2008	9,076	$10.475451	$95,078	0.75%	–38.02%	0.07%
	2007	7,943	$16.901915	$134,255	0.75%	10.72%	0.00%
	2006	8,606	$15.265420	$131,368	0.75%	0.61%	0.00%
	2005	6,157	$15.172293	$93,423	0.75%	13.18%	0.00%
	2004	5,796	$13.405738	$77,699	0.75%	8.40%	0.05%
Jennison 20/20 Focus Subaccount
	2008	207,575	$13.117110	$2,722,779	0.75%	–39.85%	0.00%
	2007	175,254	$21.808156	$3,821,975	0.75%	9.29%	0.14%
	2006	95,474	$19.953505	$1,905,041	0.75%	12.77%	0.00%
	2005	21,576	$17.694532	$381,776	0.75%	20.36%	0.00%
	2004	4,848	$14.701350	$71,278	0.75%	14.52%	0.00%
UBS Series Trust — Class I:
U.S. Allocation Subaccount
	2008	1,023	$10.436918	$10,678	0.75%	–35.82%	2.71%
	2007	1,120	$16.261224	$18,211	0.75%	1.14%	4.53%
	2006	6,280	$16.078366	$100,975	0.75%	10.17%	2.39%
	2005	6,166	$14.594031	$89,985	0.75%	5.81%	1.13%
	2004	5,142	$13.792909	$70,922	0.75%	9.55%	0.57%
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
	2008	218,503	$12.820415	$2,801,294	0.75%	–7.73%	3.52%
	2007	206,763	$13.894153	$2,872,801	0.75%	9.84%	4.66%
	2006	240,827	$12.649400	$3,046,321	0.75%	–0.03%	4.29%
	2005	170,278	$12.653512	$2,154,612	0.75%	1.34%	2.84%
	2004	120,877	$12.486194	$1,509,295	0.75%	8.11%	1.02%

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Total Return Subaccount
2008	362,371	$13.348339	$4,837,056	0.75%	4.03%	4.45%
2007	307,415	$12.831551	$3,944,612	0.75%	7.95%	4.80%
2006	279,534	$11.886822	$3,322,768	0.75%	3.08%	4.43%
2005	232,181	$11.531564	$2,677,411	0.75%	1.69%	3.45%
2004	191,988	$11.339607	$2,177,073	0.75%	4.11%	1.89%
Global Bond Subaccount
2008	154,250	$13.780159	$2,125,584	0.75%	–1.58%	3.34%
2007	91,503	$14.001232	$1,281,153	0.75%	8.93%	3.28%
2006	88,566	$12.853943	$1,138,426	0.75%	3.87%	3.32%
2005	61,365	$12.374657	$759,376	0.75%	–7.32%	2.55%
2004	43,172	$13.351423	$576,405	0.75%	9.78%	1.86%
Calvert Variable Series, Inc.:
Social Equity Subaccount
2008	37,311	$5.751032	$214,575	0.75%	–36.27%	0.00%
2007	37,508	$9.024517	$338,488	0.75%	9.17%	0.00%
2006	39,132	$8.266736	$323,493	0.75%	9.24%	0.00%
2005	43,171	$7.567533	$326,699	0.75%	3.77%	0.06%
2004	42,268	$7.292769	$308,249	0.75%	6.36%	0.08%
Dreyfus Variable Investment Fund — Service Class:
Appreciation Subaccount
2008	27,641	$10.769493	$297,677	0.75%	–30.25%	1.64%
2007	24,430	$15.439456	$377,188	0.75%	6.05%	1.12%
2006	21,239	$14.558329	$309,211	0.75%	15.34%	1.20%
2005	17,191	$12.621575	$216,978	0.75%	3.34%	0.00%
2004	14,185	$12.213093	$173,249	0.75%	4.01%	1.51%
Royce Capital Fund:
Small-Cap Subaccount
2008	269,025	$15.082678	$4,057,616	0.75%	–27.72%	0.65%
2007	257,632	$20.868077	$5,376,279	0.75%	–2.87%	0.05%
2006	235,912	$21.484495	$5,068,441	0.75%	14.71%	0.07%
2005	208,516	$18.729410	$3,905,374	0.75%	7.75%	0.00%
2004	164,379	$17.381640	$2,857,176	0.75%	24.02%	0.00%
Micro-Cap Subaccount
2008	166,115	$12.888876	$2,141,035	0.75%	–43.69%	2.75%
2007	162,123	$22.890903	$3,711,138	0.75%	3.20%	1.48%
2006	151,334	$22.181173	$3,356,768	0.75%	20.17%	0.20%
2005	112,242	$18.457897	$2,071,756	0.75%	10.78%	0.60%
2004	105,354	$16.661540	$1,755,352	0.75%	13.00%	0.00%

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date
Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount
2008	25,290	$11.750408	$297,167	0.75%	–11.12%	3.68%
2007	7,720	$13.221095	$102,065	0.75%	4.43%	3.35%
2006	9,118	$12.660152	$115,436	0.75%	2.79%	4.41%
2005	7,614	$12.316267	$93,781	0.75%	3.16%	3.47%
2004	3,346	$11.938729	$39,942	0.75%	3.30%	3.85%
U.S. Real Estate Subaccount
2008	67,464	$13.853896	$934,633	0.75%	–38.52%	2.76%
2007	59,507	$22.533124	$1,340,868	0.75%	–17.89%	1.00%
2006	57,952	$27.443248	$1,590,379	0.75%	36.65%	1.02%
2005	37,674	$20.083444	$756,617	0.75%	15.88%	1.14%
2004	19,904	$17.330581	$344,946	0.75%	35.06%	1.06%
International Growth Equity Subaccount
2008	19,190	$6.264708	$120,218	0.75%	–48.91%	0.00%
2007	19,585	$12.261569	$240,140	0.75%	13.41%	0.17%
2006	6,301	$10.812057	$68,122	0.75%	8.12%	0.65%	5/1/06
Capital Growth Subaccount
2008	9,632	$6.239402	$60,101	0.75%	–49.73%	0.00%
2007	3,511	$12.410694	$43,574	0.75%	20.75%	0.00%
Legg Mason Partners Variable Equity Trust — Class I (note 4):
All Cap Subaccount
2006	674	$10.834808	$7,304	0.75%	8.35%	6.40%	5/1/06
Total Return Subaccount
2006	176	$10.773156	$1,891	0.75%	7.73%	7.99%	5/1/06
Fundamental Value Subaccount
2008	13,928	$6.851427	$95,426	0.75%	–37.05%	2.30%
2007	9,045	$10.883988	$98,450	0.75%	–4.52%	1.97%	4/27/07
Capital and Income Subaccount
2008	1,844	$7.213375	$13,300	0.75%	–35.50%	1.40%
2007	895	$11.184219	$10,010	0.75%	0.63%	2.10%	4/27/07
Investors Subaccount
2008	6,434	$7.254866	$46,677	0.75%	–36.10%	1.38%
2007	11,265	$11.354109	$127,909	0.75%	3.12%	1.82%
2006	560	$11.010227	$6,164	0.75%	10.10%	7.57%	5/1/06
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount
2008	331,487	$8.024602	$2,660,047	0.75%	–30.18%	5.53%
2007	274,348	$11.493525	$3,153,226	0.75%	2.98%	3.45%
2006	95,562	$11.160909	$1,066,558	0.75%	11.61%	1.56%	5/1/06
Franklin Flex Cap Growth Securities Subaccount
2008	34,166	$7.341974	$250,843	0.75%	–35.80%	0.07%
2007	7,254	$11.435374	$82,947	0.75%	13.47%	0.10%
2006	1,582	$10.078176	$15,943	0.75%	0.78%	0.00%	5/1/06
Templeton Foreign Securities Subaccount
2008	86,236	$7.390385	$637,314	0.75%	–40.82%	2.32%
2007	90,820	$12.488739	$1,134,229	0.75%	14.59%	1.88%
2006	72,904	$10.898338	$794,534	0.75%	8.98%	0.10%	5/1/06

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2008	8,907	$5.606949	$49,942	0.75%	–46.35%	1.07%
2007	5,482	$10.451237	$57,289	0.75%	2.28%	0.61%
2006	945	$10.218012	$9,659	0.75%	2.18%	0.68%	5/1/06

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to policy holder accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets (by product). Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(7)	Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

	Purchases	Sales

Ohio National Fund, Inc.:
Equity Subaccount	$3,515,201	$(6,837,996)
Money Market Subaccount	25,261,261	(21,825,822)
Bond Subaccount	1,122,750	(1,802,721)
Omni Subaccount	867,438	(1,503,780)
International Subaccount	1,350,282	(2,908,034)
Capital Appreciation Subaccount	1,495,356	(2,869,156)
Millennium Subaccount	1,429,917	(2,998,438)
International Small-Mid Company Subaccount	1,340,440	(2,251,263)
Aggressive Growth Subaccount	495,114	(893,106)
Small Cap Growth Subaccount	311,139	(611,721)
Mid Cap Opportunity Subaccount	1,333,070	(2,600,570)
S&P 500 Index Subaccount	3,325,618	(4,822,206)
Strategic Value Subaccount	308,400	(303,471)
High Income Bond Subaccount	688,647	(1,066,032)
Capital Growth Subaccount	383,398	(646,752)
Nasdaq-100 Index Subaccount	195,030	(440,575)
Bristol Subaccount	140,987	(160,362)
Bryton Growth Subaccount	166,249	(125,163)
U.S. Equity Subaccount	7,248	(3,683)
Balanced Subaccount	65,598	(37,231)

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2008

	Purchases	Sales

Ohio National Fund, Inc.: (continued)
Income Opportunity Subaccount	$6,009	$(1,976)
Target VIP Subaccount	62,701	(40,390)
Target Equity/Income Subaccount	167,719	(190,986)
Janus Aspen Series – Institutional Shares:
Large Cap Growth Subaccount	838,165	(1,057,383)
Worldwide Growth Subaccount	445,003	(764,870)
Balanced Subaccount	1,006,557	(680,547)
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	118,905	(110,202)
Small/Mid Cap Value Subaccount	25,258	(97,174)
Discovery Subaccount	2,133	(199,847)
Goldman Sachs Variable Insurance Trust – Institutional Shares:
Growth and Income Subaccount	699,047	(754,453)
Structured U.S. Equity Subaccount	139,833	(131,693)
Capital Growth Subaccount	130,700	(148,440)
Van Kampen Universal Institutional Funds – Class I:
U.S. Real Estate Subaccount	1,394,696	(735,850)
Lazard Retirement Series Inc.:
Emerging Markets Equity Subaccount	2,744,005	(2,798,312)
U.S. Small Cap Equity Subaccount	510,804	(949,311)
U.S. Strategic Equity Subaccount	10,528	(3,125)
International Equity Subaccount	121,425	(120,838)
Old Mutual Insurance Series Fund:
Technology & Communications Subaccount	0	(51,398)
Fidelity Variable Insurance Products Fund – Service Class 2:
VIP Mid Cap Subaccount	4,699,358	(3,347,996)
VIP Contrafund Subaccount	5,280,110	(3,765,979)
VIP Growth Subaccount	725,229	(485,802)
VIP Equity-Income Subaccount	889,844	(613,983)
Janus Aspen Series – Service Shares:
Large Cap Growth Subaccount	285,685	(405,609)
Worldwide Growth Subaccount	269,438	(587,220)
Balanced Subaccount	1,129,951	(717,716)
International Growth Subaccount	4,908,795	(2,519,975)
J.P. Morgan Series Trust II:
Small Company Subaccount	194,411	(186,217)
Mid Cap Value Subaccount	1,504,564	(1,504,303)
MFS Variable Insurance Trust – Service Class:
New Discovery Subaccount	282,647	(150,226)
Investors Growth Stock Subaccount	89,558	(81,096)
Mid Cap Growth Subaccount	220,512	(119,028)
Total Return Subaccount	825,273	(1,252,209)
The Prudential Series Fund Inc.:
Jennison Subaccount	34,882	(18,624)
Jennison 20/20 Focus Subaccount	2,729,574	(1,887,043)

(continued)

Ohio National Variable Account R

Notes to Financial Statements (Continued)	December 31, 2008

	Purchases	Sales

UBS Series Trust – Class I:
U.S. Allocation Subaccount	$417	$(1,334)
PIMCO Variable Insurance Trust – Administrative Shares:
Real Return Subaccount	1,102,946	(833,994)
Total Return Subaccount	2,129,582	(1,151,705)
Global Bond Subaccount	2,328,561	(1,333,664)
Calvert Variable Series Inc.:
Social Equity Subaccount	40,072	(42,811)
Dreyfus Variable Investment Fund – Service Shares:
Appreciation Subaccount	109,339	(37,378)
Royce Capital Fund:
Small-Cap Subaccount	2,098,520	(1,542,117)
Micro-Cap Subaccount	1,662,715	(1,169,725)
Van Kampen Universal Institutional Funds – Class II:
Core Plus Fixed Income Subaccount	231,891	(20,755)
U.S. Real Estate Subaccount	965,218	(295,070)
International Growth Equity Subaccount	115,001	(89,075)
Capital Growth Subaccount	82,112	(11,133)
Legg Mason Partners Variable Equity Trust – Class I:
Fundamental Value Subaccount	59,175	(15,609)
Capital and Income Subaccount	18,111	(8,415)
Investors Subaccount	38,743	(89,537)
Franklin Templeton Variable Insurance Products Trust – Class 2:
Franklin Income Securities Subaccount	2,673,348	(1,818,846)
Franklin Flex Cap Growth Securities Subaccount	248,015	(31,176)
Templeton Foreign Securities Subaccount	563,053	(548,609)
Neuberger Berman Advisers Management Trust – S Class:
AMT Regency Subaccount	49,231	(17,169)

Totals	$90,812,512	$(90,246,025)

Ohio National Variable Account R

 Report of Independent Registered Public Accounting Firm

The Board of Directors of Ohio National Life Assurance Corporation
  and Contract Owners of Ohio National Variable Account R:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account R (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, OH
February 18, 2009

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Ohio National Variable Account R Post Office BOx 371 Cincinnati, Ohio 45201 From I324 Rev. 2-09